UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)
1110 N. Main Street
Goshen, IN 46527

(Address of principal executive offices) (Zip Code)

Anthony Zacharski
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments
Praxis Impact Bond Fund
September 30, 2017 (Unaudited)

ASSET BACKED SECURITIES - 3.1%	Coupon	Maturity	Principal Amount	Fair Value
Ally Auto Receivables Trust	1.490%	11/15/19	$1,108,512	$1,108,552
Bank of the West Auto Trust (a)	1.650%	03/16/20	2,500,000	2,500,818
Cal Funding II Ltd. (a)	3.620%	06/25/42	731,250	734,429
CarMax Auto Owner Trust	1.320%	07/15/19	1,033,780	1,033,425
CarMax Auto Owner Trust	1.380%	11/15/19	337,624	337,520
CLI Funding LLC	2.830%	03/18/28	534,000	528,841
Cronos Containers Program I Ltd.	3.270%	11/18/29	685,185	684,138
Fairway Outdoor Funding LLC	4.212%	10/15/19	430,120	436,727
Global SC Finance II SRL (b)	2.980%	04/17/28	642,083	636,627
Hyundai Auto Receivables Trust	1.320%	08/15/19	1,196,981	1,196,845
SBA Tower Trust	2.898%	10/15/19	525,000	528,250
SolarCity LMC Series I LLC (b) (c)	4.800%	12/21/26	659,699	654,191
SolarCity LMC Series IV LLC (b) (c)	4.180%	08/21/45	233,699	218,649
Spruce ABS Trust	4.320%	06/15/28	481,843	475,019
TCF Auto Receivables Owner Trust	2.330%	05/15/20	2,000,000	2,005,701
Textainer Marine Containers Ltd.	3.720%	05/20/42	720,825	729,598
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	556,062	555,756
Toyota Motor Credit Corp.	1.300%	04/15/20	1,000,000	997,769
Verizon Owner Trust (b)	1.420%	01/20/21	200,000	199,066
TOTAL ASSET BACKED SECURITIES (COST $15,588,045)				$15,561,921

COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	$946,721	$981,088
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	1,009,838
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,098,348
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,119,049)				$3,089,274

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

MUNICIPAL BONDS - 2.3%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,281,330
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	110,000	110,521
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	658,116
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,042,380
Findlay City School District	6.250%	12/01/37	270,000	274,790
Houston Independent School District	6.168%	02/15/34	1,000,000	1,056,530
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,587,195
LL&P Wind Energy, Inc., Washington	5.733%	12/01/17	230,000	230,099
Massachusetts St.	3.277%	06/01/46	1,500,000	1,436,445
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	320,000	324,461
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	230,000	236,233
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	530,031	526,098
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,262,988
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	895,000	952,361
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	844,616
TOTAL MUNICIPAL BONDS (COST $11,547,709)				$11,824,163

CORPORATE BONDS - 35.5%	Coupon	Maturity	Principal Amount	Fair Value
AIRLINES - 0.5%
British Airways, Series 2013-1	4.625%	06/20/24	$672,244	$720,915
Delta Air Lines, Inc.	4.950%	05/23/19	747,535	771,756
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	439,892
Southwest Airlines Co.	2.650%	11/05/20	680,000	689,088
				2,621,651

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKS - 2.9%
Axis Bank/Dubai (b)	2.875%	06/01/21	$500,000	$499,051
Bank of America Corp.	5.650%	05/01/18	1,250,000	1,278,541
Bank of America Corp.	1.950%	05/12/18	1,000,000	1,001,427
Bank of America Corp.	2.151%	11/09/20	1,000,000	997,128
Bank of America Corp.	3.300%	01/11/23	500,000	512,226
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,259,313
Commonwealth Bank of Australia	2.250%	03/10/20	1,500,000	1,507,489
Discover Bank/Greenwood DE	3.100%	06/04/20	1,000,000	1,023,360
JPMorgan Chase & Co.	2.250%	01/23/20	1,500,000	1,508,075
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	539,911
Manufacturers & Traders Trust Co.	2.100%	02/06/20	500,000	500,492
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,230,217
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,253,075
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,568,803
				14,679,108
BIOTECHNOLOGY - 0.8%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,050,407
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,024,526
Celgene Corp.	2.875%	08/15/20	1,250,000	1,275,941
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	521,679
				3,872,553
BUILDING PRODUCTS - 0.2%
Masco Corp.	3.500%	04/01/21	250,000	256,718
Owens Corning	4.200%	12/01/24	750,000	789,942
				1,046,660
CAPITAL MARKETS - 1.9%
Bank of New York Mellon Corp. (The), Perpetual Bond (a)	4.950%	12/29/49	1,000,000	1,038,125
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,317,099
Goldman Sachs Group, Inc.	3.500%	01/23/25	1,000,000	1,014,550
ING Bank N.V.	2.000%	11/26/18	1,515,000	1,515,828
Jefferies Group LLC	8.500%	07/15/19	900,000	995,397
Morgan Stanley	2.200%	12/07/18	910,000	913,701
Morgan Stanley	5.625%	09/23/19	1,500,000	1,602,157
State Street Corp.	7.350%	06/15/26	1,000,000	1,293,903
				9,690,760

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 1.1%
Avery Dennison Corp.	5.375%	04/15/20	$1,250,000	$1,331,200
Ecolab, Inc.	5.500%	12/08/41	1,100,000	1,353,358
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	515,000
Potash Corp. of Saskatchewan, Inc.	5.875%	12/01/36	840,000	993,184
Solvay Finance America LLC	3.400%	12/03/20	1,250,000	1,289,994
				5,482,736
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	6.375%	02/15/21	750,000	828,267

COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	512,589

CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	6.600%	04/15/18	1,000,000	1,025,586

CONSUMER FINANCE - 0.9%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,015,221
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	1,020,391
GE Capital International Funding Co. (b)	4.418%	11/15/35	1,250,000	1,359,247
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,246,447
				4,641,306
CONSUMER SERVICES - 0.3%
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,526,103

CONTAINERS & PACKAGING - 0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	194,361
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,188,839
				1,383,200

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 1.6%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	$1,000,000	$1,079,041
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,031,765
GATX Corp.	2.600%	03/30/20	897,000	905,191
Genpact Luxembourg S. a. r.l. (b)	3.700%	04/01/22	1,100,000	1,112,714
Moody's Corp.	5.500%	09/01/20	1,000,000	1,092,078
MSCI, Inc. (b)	5.750%	08/15/25	500,000	545,625
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	851,876
S&P Global, Inc.	3.300%	08/14/20	750,000	769,364
S&P Global, Inc.	4.000%	06/15/25	500,000	525,383
				7,913,037
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc.	2.450%	06/30/20	500,000	503,564
AT&T, Inc.	5.250%	03/01/37	500,000	526,189
AT&T, Inc.	4.750%	05/15/46	1,000,000	961,691
Frontier Communications Corp.	7.125%	03/15/19	750,000	742,500
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,387,701
				4,121,645
EDUCATION - 0.7%
Graham Holdings Co.	7.250%	02/01/19	575,000	610,219
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,622,303
President & Fellows of Harvard College	3.150%	07/15/46	1,500,000	1,446,886
				3,679,408

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 3.5%
Caledonia Generating LLC	1.950%	02/28/22	$488,692	$484,847
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,284,823
Florida Power & Light Co.	4.050%	10/01/44	1,300,000	1,389,139
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,004,355
ITC Holdings Corp. (b)	5.500%	01/15/20	1,250,000	1,337,242
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,819,559
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	1,250,000	1,264,934
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,561,007
Oncor Electric Delivery Co.	6.800%	09/01/18	811,000	847,938
Pacificorp	8.080%	10/14/22	500,000	599,480
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	530,733
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,168,631
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,353,070
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	947,349
Southern California Edison	4.050%	03/15/42	1,165,000	1,221,518
Southern Power Co.	4.150%	12/01/25	1,000,000	1,052,058
				17,866,683
ELECTRICAL EQUIPMENT - 0.4%
Legrand	8.500%	02/15/25	1,000,000	1,283,323
Johnson Controls, Inc.	3.750%	12/01/21	550,000	573,387
Thomas & Betts Corp.	5.625%	11/15/21	500,000	562,245
				2,418,955
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0% (d)
Arrow Electronics, Inc.	3.000%	03/01/18	165,000	165,749

FOOD & STAPLES RETAILING - 0.3%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)	7.820%	01/02/20	195,889	202,299
Kroger Co.	5.000%	04/15/42	1,000,000	1,003,900
Smith's Food & Drug Centers, Inc. Pass Through Trust, Series 1994-A3	9.200%	07/02/18	313,566	321,806
				1,528,005

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOOD PRODUCTS - 1.2%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	$250,000	$257,322
Cargill, Inc.	4.760%	11/23/45	1,250,000	1,452,101
ConAgra Foods, Inc.	4.950%	08/15/20	94,000	99,352
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,279,173
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,072,642
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,027,360
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	680,000	701,198
				5,889,148
GAS UTILITIES - 0.7%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,365,548
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	283,828
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,252,377
National Fuel Gas Co.	6.500%	04/15/18	500,000	512,322
				3,414,075
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	1,028,523
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,579,245
Kaiser Foundation Hospital	3.150%	05/01/27	820,000	825,371
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,010,660
McKesson Corp.	6.000%	03/01/41	474,000	592,581
				5,036,380
HOME BUILDERS - 0.2%
DR Horton, Inc.	3.625%	02/15/18	750,000	751,394

HOTELS, RESTAURANTS & LEISURE - 0.5%
Brinker International, Inc.	2.600%	05/15/18	500,000	499,375
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,027,582
Starbucks Corp.	2.450%	06/15/26	1,000,000	961,382
				2,488,339

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.2%
FPL Energy American Wind LLC (b)	6.639%	06/20/23	$475,830	$491,294
FPL Energy National Wind LLC (b)	5.608%	03/10/24	258,175	258,821
Harper Lake Solar Funding Corp. (b)	7.645%	12/31/18	508,794	526,602
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	187,212	188,882
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	476,969	495,041
NRG Yield Operating LLC	5.375%	08/15/24	500,000	525,000
Solar Star Funding LLC (b)	3.950%	06/30/35	323,238	311,020
Solar Star Funding LLC (b)	5.375%	06/30/35	487,619	525,272
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	863,878	943,510
Topaz Solar Farms LLC (b)	4.875%	09/30/39	317,110	327,886
Topaz Solar Farms LLC (b)	5.750%	09/30/39	734,159	811,423
TransAlta Corp.	6.900%	05/15/18	500,000	512,984
				5,917,735
INDUSTRIAL CONGLOMERATES - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	01/15/19	600,000	606,838

INSURANCE - 3.3%
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,290,883
Athene Global Funding	2.750%	04/20/20	1,250,000	1,259,920
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	794,845
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,281,495
Kemper Corp.	4.350%	02/15/25	1,250,000	1,267,159
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,146,583
Markel Corp.	3.625%	03/30/23	400,000	411,557
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,043,996
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,031,142
Provident Cos., Inc.	7.000%	07/15/18	340,000	353,104
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	553,750
RLI Corp.	4.875%	09/15/23	1,000,000	1,061,693
Sammons Financial Group (b)	4.450%	05/12/27	800,000	822,566
StanCorp Financial Group Inc.	5.000%	08/15/22	1,250,000	1,348,370
TIAA Asset Management Finance Co. LLC (b)	2.950%	11/01/19	1,250,000	1,270,796
Unum Group	3.000%	05/15/21	700,000	709,363
W.R. Berkley Corp.	6.150%	08/15/19	710,000	760,413
W.R. Berkley Corp.	4.625%	03/15/22	250,000	269,822
				16,677,457

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
IT SERVICES - 0.4%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	$1,000,000	$1,046,897
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,011,563
				2,058,460
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,294,425

MACHINERY - 0.8%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,024,227
Kennametal, Inc.	2.650%	11/01/19	1,000,000	1,004,372
Pall Corp.	5.000%	06/15/20	1,000,000	1,079,313
Snap-on, Inc.	4.250%	01/15/18	500,000	503,675
Valmont Industries, Inc.	6.625%	04/20/20	562,000	616,039
				4,227,626
MEDIA - 0.4%
Comcast Corp.	4.750%	03/01/44	500,000	558,939
Scripps Networks Interactive, Inc.	2.800%	06/15/20	1,000,000	1,006,896
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	473,873
				2,039,708
METALS & MINING - 0.5%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,056,766
Nucor Corp.	4.125%	09/15/22	665,000	709,871
Reliance Steel & Aluminum Co.	4.500%	04/15/23	705,000	748,053
				2,514,690
MULTI-LINE RETAIL - 0.1%
Macy's Retail Holdings, Inc.	9.500%	04/15/21	360,000	378,404

MULTI-UTILITIES - 0.9%
Consumers Energy Co.	6.700%	09/15/19	750,000	817,823
Niagara Mohawk Power Corp.	4.881%	08/15/19	490,000	514,376
Puget Energy, Inc.	5.625%	07/15/22	750,000	836,875
Puget Sound Energy, Inc.	6.740%	06/15/18	1,000,000	1,033,216
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,216,660
				4,418,950
OIL, GAS & CONSUMABLE FUELS - 0.4%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,295,799
Denbury Resources, Inc.	4.625%	07/15/23	200,000	106,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	376,900	390,220
				1,792,019

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
PAPER & FOREST PRODUCTS - 0.5%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	$800,000	$847,680
Klabin Finance S.A.	4.875%	09/19/27	750,000	744,300
PH Glatfelter Co.	5.375%	10/15/20	750,000	761,625
				2,353,605
PHARMACEUTICALS - 0.3%
AbbVie, Inc.	2.500%	05/14/20	500,000	505,991
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,240,874
				1,746,865
PIPELINES - 0.6%
Columbia Pipeline Group, Inc. (b)	3.300%	06/01/20	850,000	870,019
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,062,843
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	1,008,005
				2,940,867
PROFESSIONAL SERVICES - 0.4%
Dun & Bradstreet Corp.	4.625%	12/01/22	1,000,000	1,033,434
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,060,053
				2,093,487
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,317,979
National Retail Properties, Inc.	3.800%	10/15/22	750,000	779,301
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,021,431
Vornado Realty, L.P.	2.500%	06/30/19	1,415,000	1,423,443
				4,542,154
ROAD & RAIL - 1.1%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	372,138	390,412
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,273,776
Kansas City Southern (b)	2.350%	05/15/20	500,000	498,646
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,123,853
Ryder System, Inc.	2.650%	03/02/20	455,000	459,998
Ryder System, Inc.	2.500%	05/11/20	795,000	802,875
TTX Co. (b)	2.600%	06/15/20	1,000,000	1,004,418
				5,553,978

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Intel Corp.	4.900%	07/29/45	$1,250,000	$1,493,676
KLA-Tencor Corp.	3.375%	11/01/19	600,000	615,089
Lam Research Corp.	2.750%	03/15/20	1,000,000	1,016,084
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	509,444
NXP BV/NXP Funding LLC	3.875%	09/01/22	200,000	208,500
Xilinx, Inc.	2.125%	03/15/19	600,000	601,589
				4,444,382
SOFTWARE - 0.3%
Microsoft Corp.	4.450%	11/03/45	1,500,000	1,689,319

SPECIALTY RETAIL - 0.8%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	425,745
Gap, Inc.	5.950%	04/12/21	1,000,000	1,084,836
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,107,434
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,044,167
Staples, Inc.	2.750%	01/12/18	580,000	580,920
				4,243,102
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,279,956
Apple, Inc.	3.000%	06/20/27	1,000,000	999,400
Seagate HDD Cayman	3.750%	11/15/18	635,000	646,106
Seagate HDD Cayman (b)	4.250%	03/01/22	305,000	303,293
Xerox Corporation, Series WI	4.070%	03/17/22	250,000	255,691
				3,484,446
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hanesbrands, Inc.	4.625%	05/15/24	500,000	520,625

TRANSPORTATION SERVICES - 0.2%
Mexico City Airport Trust	4.250%	10/31/26	1,000,000	1,027,500

TOTAL CORPORATE BONDS (COST $173,216,773)				$179,149,979

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	$1,200,000	$1,200,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/18	1,100,000	1,100,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/18	850,000	850,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	1,700,000	1,700,000
TOTAL CORPORATE NOTES (COST $4,850,000)				$4,850,000

FOREIGN GOVERNMENTS - 9.0%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.8%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	$750,000	$778,860
Bank Nederlandse Gemeenten	1.625%	11/25/19	1,500,000	1,495,032
Export Development Canada	1.250%	12/10/18	1,000,000	994,650
Export Development Canada	1.625%	06/01/20	1,000,000	996,907
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,226,906
KFW	1.750%	10/15/19	2,500,000	2,504,501
KFW	1.875%	11/30/20	1,000,000	1,001,063
KFW	2.000%	11/30/21	1,000,000	1,001,058
KFW	2.000%	09/29/22	1,500,000	1,494,570
Kommunalbanken A.S.	1.375%	10/26/20	1,000,000	986,039
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	978,500
Kommunivest I Sverige AB (b)	1.500%	04/23/19	1,000,000	997,618
Kommunivest I Sverige AB (b)	1.875%	06/01/21	1,500,000	1,496,438
Municipality Finance plc	1.375%	09/21/21	1,000,000	974,217
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	1,036,250
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	1,000,402
				18,963,011

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 9.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 5.2%
African Development Bank	1.375%	12/17/18	$1,000,000	$997,629
Asian Development Bank	1.000%	08/16/19	1,500,000	1,482,798
Asian Development Bank	2.125%	03/19/25	1,000,000	983,900
European Bank for Reconstruction & Development	1.625%	04/10/18	500,000	500,267
European Bank for Reconstruction & Development	0.875%	07/22/19	2,000,000	1,966,590
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,499,104
European Investment Bank	2.500%	10/15/24	1,000,000	1,014,137
European Investment Bank	2.125%	04/13/26	1,000,000	976,680
European Investment Bank	2.375%	05/24/27	1,000,000	991,148
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,500,797
Inter-American Development Bank	2.125%	11/09/20	3,000,000	3,025,215
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,595,503
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	492,023
International Finance Corp.	1.250%	11/27/18	1,000,000	996,705
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	3,005,375
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,010,611
North American Development Bank	2.300%	10/10/18	1,000,000	1,005,954
				26,044,436

TOTAL FOREIGN GOVERNMENTS (COST $44,571,133)				$45,007,447

U.S. GOVERNMENT AGENCIES - 45.9%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.6%
Federal Home Loan Bank	5.000%	11/17/17	$2,500,000	$2,512,035
Federal Home Loan Bank	3.375%	06/12/20	1,000,000	1,044,345
Federal Home Loan Bank	5.500%	07/15/36	10,820,000	14,642,522
				18,198,902

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.8%
Federal Home Loan Mortgage Corp.	4.500%	06/01/18	$15,945	$16,302
Federal Home Loan Mortgage Corp.	4.875%	06/13/18	6,200,000	6,352,012
Federal Home Loan Mortgage Corp.	5.085%	03/25/19	1,140,000	1,182,703
Federal Home Loan Mortgage Corp.	3.750%	03/27/19	3,020,000	3,119,911
Federal Home Loan Mortgage Corp.	5.000%	04/01/19	17,121	17,599
Federal Home Loan Mortgage Corp.	1.250%	10/02/19	2,710,000	2,694,477
Federal Home Loan Mortgage Corp.	1.375%	05/01/20	4,000,000	3,978,160
Federal Home Loan Mortgage Corp.	5.000%	12/01/21	72,647	76,891
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	13,460,000	13,698,821
Federal Home Loan Mortgage Corp.	5.500%	04/01/22	46,057	48,002
Federal Home Loan Mortgage Corp.	4.000%	11/01/24	439,134	459,539
Federal Home Loan Mortgage Corp.	4.000%	10/01/25	197,977	207,435
Federal Home Loan Mortgage Corp.	6.000%	04/01/27	150,310	169,091
Federal Home Loan Mortgage Corp.	2.500%	10/01/27	959,851	973,382
Federal Home Loan Mortgage Corp.	7.000%	02/01/30	81,284	87,834
Federal Home Loan Mortgage Corp.	7.500%	07/01/30	186,068	210,399
Federal Home Loan Mortgage Corp.	7.000%	03/01/31	63,034	72,033
Federal Home Loan Mortgage Corp.	6.250%	07/15/32	10,000,000	14,060,180
Federal Home Loan Mortgage Corp.	3.000%	11/01/32	1,098,247	1,125,900
Federal Home Loan Mortgage Corp.	3.000%	11/01/32	1,688,772	1,731,246
Federal Home Loan Mortgage Corp.	5.500%	11/01/33	59,106	66,005
Federal Home Loan Mortgage Corp. (H15T1Y + 2.231) (a)	3.231%	05/01/34	41,651	43,898
Federal Home Loan Mortgage Corp. (H15T1Y + 2.231) (a)	3.231%	05/01/34	119,364	125,994
Federal Home Loan Mortgage Corp.	5.000%	07/01/35	121,223	131,955
Federal Home Loan Mortgage Corp.	4.500%	10/01/35	237,723	255,636
Federal Home Loan Mortgage Corp.	5.500%	03/01/36	64,125	71,693
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	92,132	103,117
Federal Home Loan Mortgage Corp.	6.000%	06/01/36	100,562	115,296
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	77,317	86,306
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	50,287	57,091
Federal Home Loan Mortgage Corp.	5.000%	03/01/38	385,134	422,403
Federal Home Loan Mortgage Corp.	4.500%	06/01/39	424,636	456,909
Federal Home Loan Mortgage Corp.	5.000%	06/01/39	629,608	691,095
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	452,486	486,830
Federal Home Loan Mortgage Corp.	4.500%	11/01/39	427,391	459,947

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.8% (Continued)
Federal Home Loan Mortgage Corp.	4.500%	09/01/40	$651,680	$701,317
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	1,305,342	1,404,835
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	1,311,413	1,410,968
Federal Home Loan Mortgage Corp.	5.000%	09/01/41	594,113	648,811
Federal Home Loan Mortgage Corp.	3.500%	10/01/41	822,180	852,159
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	639,819	676,388
Federal Home Loan Mortgage Corp.	3.500%	02/01/42	1,192,838	1,236,109
Federal Home Loan Mortgage Corp.	4.000%	02/01/42	373,778	395,148
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	1,400,802	1,451,899
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	1,369,122	1,419,056
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	1,484,105	1,538,323
Federal Home Loan Mortgage Corp.	3.000%	11/01/42	2,273,683	2,295,093
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	1,376,951	1,390,130
Federal Home Loan Mortgage Corp.	3.000%	05/01/43	1,998,457	2,017,138
Federal Home Loan Mortgage Corp.	3.500%	10/01/44	1,829,274	1,890,170
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	1,677,245	1,732,407
Federal Home Loan Mortgage Corp.	3.500%	04/01/45	2,059,345	2,125,635
Federal Home Loan Mortgage Corp.	3.000%	05/01/46	2,736,614	2,749,395
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	4,863,879	4,886,618
				84,677,691

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.3%
Federal National Mortgage Association	5.000%	07/01/18	$12,149	$12,430
Federal National Mortgage Association	5.000%	09/01/18	21,843	22,348
Federal National Mortgage Association	1.875%	02/19/19	3,000,000	3,016,689
Federal National Mortgage Association	7.000%	11/01/19	3,417	3,512
Federal National Mortgage Association	7.000%	11/01/19	1,325	1,332
Federal National Mortgage Association	3.500%	07/01/20	147,854	154,002
Federal National Mortgage Association	1.250%	05/06/21	7,000,000	6,875,638
Federal National Mortgage Association	1.875%	04/05/22	13,000,000	12,970,425
Federal National Mortgage Association	5.500%	06/01/22	81,639	85,941
Federal National Mortgage Association	2.890%	07/01/22	2,412,000	2,462,603
Federal National Mortgage Association	2.190%	01/01/23	2,000,000	1,995,547
Federal National Mortgage Association	2.770%	07/01/23	2,364,191	2,421,893
Federal National Mortgage Association	2.670%	12/01/23	2,469,156	2,493,839
Federal National Mortgage Association	2.646%	07/25/24	3,000,000	3,013,226
Federal National Mortgage Association	2.625%	09/06/24	16,750,000	17,135,049
Federal National Mortgage Association	3.080%	12/01/24	2,383,801	2,467,863
Federal National Mortgage Association	5.000%	04/01/25	120,298	131,163
Federal National Mortgage Association	5.000%	07/01/25	93,792	102,263
Federal National Mortgage Association	3.500%	10/01/25	205,673	214,225
Federal National Mortgage Association	5.000%	10/01/25	112,788	122,975
Federal National Mortgage Association	5.500%	11/01/25	35	39
Federal National Mortgage Association	4.000%	03/01/26	725,804	763,084
Federal National Mortgage Association	2.125%	04/24/26	2,000,000	1,952,590
Federal National Mortgage Association	8.500%	09/01/26	20,830	21,190
Federal National Mortgage Association	1.875%	09/24/26	2,500,000	2,373,155
Federal National Mortgage Association	2.877%	09/25/26	1,974,151	1,999,408
Federal National Mortgage Association	2.500%	09/01/27	1,162,955	1,178,622
Federal National Mortgage Association	2.500%	11/01/27	1,673,355	1,695,888
Federal National Mortgage Association	2.500%	01/01/28	1,134,276	1,149,509
Federal National Mortgage Association	6.625%	11/15/30	5,050,000	7,147,714
Federal National Mortgage Association	3.000%	12/01/32	1,645,570	1,688,445
Federal National Mortgage Association	6.000%	10/01/33	55,067	62,441
Federal National Mortgage Association (6MO LIBOR + 145) (a)	2.824%	02/01/34	138,764	141,957
Federal National Mortgage Association	5.500%	02/01/34	64,496	72,246
Federal National Mortgage Association (H15T1Y + 2.205) (a)	3.062%	05/01/34	92,487	97,622

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.3% (Continued)
Federal National Mortgage Association (12MO LIBOR + 1.645) (a)	3.520%	05/01/34	$28,418	$29,537
Federal National Mortgage Association	6.000%	11/01/34	157,748	180,361
Federal National Mortgage Association	5.500%	01/01/35	115,660	129,437
Federal National Mortgage Association	5.000%	10/01/35	141,942	155,467
Federal National Mortgage Association	5.500%	10/01/35	173,550	194,530
Federal National Mortgage Association	6.000%	10/01/35	91,604	104,790
Federal National Mortgage Association	5.500%	06/01/36	43,907	48,963
Federal National Mortgage Association	6.000%	06/01/36	47,587	54,188
Federal National Mortgage Association	5.500%	11/01/36	58,340	65,036
Federal National Mortgage Association (12MO LIBOR + 1.631) (a)	3.381%	05/01/37	69,943	73,424
Federal National Mortgage Association	5.625%	07/15/37	2,750,000	3,802,186
Federal National Mortgage Association	4.500%	09/01/40	402,846	435,992
Federal National Mortgage Association	4.500%	10/01/40	411,776	445,742
Federal National Mortgage Association	4.000%	12/01/40	978,685	1,035,005
Federal National Mortgage Association	4.000%	01/01/41	678,305	717,338
Federal National Mortgage Association	3.500%	02/01/41	993,819	1,030,072
Federal National Mortgage Association	4.000%	10/01/41	592,272	626,178
Federal National Mortgage Association	4.000%	11/01/41	580,232	613,538
Federal National Mortgage Association	4.000%	12/01/41	1,487,711	1,572,615
Federal National Mortgage Association	4.000%	12/01/41	757,032	800,520
Federal National Mortgage Association	4.000%	01/01/42	1,762,810	1,878,368
Federal National Mortgage Association	3.500%	05/01/42	1,198,786	1,241,513
Federal National Mortgage Association	3.000%	06/01/42	1,907,261	1,924,009
Federal National Mortgage Association	3.000%	08/01/42	1,682,011	1,696,823
Federal National Mortgage Association	3.000%	08/01/42	1,666,807	1,681,484
Federal National Mortgage Association	3.500%	12/01/42	1,936,200	2,008,056
Federal National Mortgage Association	3.000%	06/01/43	1,668,916	1,683,336
Federal National Mortgage Association	4.000%	12/01/44	2,371,510	2,528,951
Federal National Mortgage Association	3.500%	05/01/45	2,436,863	2,527,085
Federal National Mortgage Association	3.000%	04/01/46	2,711,444	2,722,267
Federal National Mortgage Association	3.500%	11/01/46	4,196,347	4,329,163
				112,382,847

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
Government National Mortgage Association	7.000%	12/20/30	$23,390	$27,416
Government National Mortgage Association	7.000%	10/20/31	17,304	20,542
Government National Mortgage Association	7.000%	03/20/32	65,391	78,028
Government National Mortgage Association	2.375%	01/20/34	56,412	58,709
Government National Mortgage Association	5.500%	10/20/38	26,383	27,657
Government National Mortgage Association	6.500%	11/20/38	14,842	17,204
Government National Mortgage Association	2.250%	04/16/42	411,678	411,298
				640,854
OVERSEAS PRIVATE INVESTMENT CORPORATION - 0.6%
Overseas Private Investment Corp.	3.280%	09/15/29	1,091,876	1,116,533
Overseas Private Investment Corp.	3.540%	06/15/30	750,006	787,043
Overseas Private Investment Corp.	3.820%	06/01/33	945,649	998,175
				2,901,751
SMALL BUSINESS ADMINISTRATION - 0.1%
Small Business Administration (Prime - 265) (a)	1.599%	02/25/32	348,435	345,714

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 2.2%
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	1,001,176
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,113,906
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,960,360
Iraq Aid	2.149%	01/18/22	1,500,000	1,504,408
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,521,573
				11,101,423
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,015,451

TOTAL U.S. GOVERNMENT AGENCIES (COST $228,652,848)				$231,264,633

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.7%	Shares	Fair Value
Pax World High Yield Bond Fund - Individual Investor Class (Cost $4,199,236)	530,984	$3,621,309

TOTAL INVESTMENTS - (COST(e) $485,744,793 - Unrealized gain/loss $8,623,933) - 98.1%		$494,368,726

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		9,462,404

NET ASSETS - 100.0%		$503,831,130

(a)
Variable rate security. Rates presented are the rates in effect at September 30, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2017, these securities were valued at $31,370,930 or 6.2% of net assets.

(c)	Illiquid security.
(d)	Percentage rounds to less than 0.1%.
(e)	Represents cost for financial reporting purposes.

plc - Public Liability Company
CV - Convertible Security

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis International Index Fund
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Fair Value
AUSTRALIA - 4.8%
BANKS - 2.0%
Australia & New Zealand Banking Group Ltd.	6,107	$141,767
Australia & New Zealand Banking Group Ltd. - ADR	36,061	842,385
Commonwealth Bank of Australia	21,512	1,269,530
Commonwealth Bank of Australia - ADR	613	36,277
National Australia Bank Ltd.	4,644	114,725
National Australia Bank Ltd. - ADR	63,688	789,731
Westpac Banking Corp.	17,091	427,845
Westpac Banking Corp. - ADR	78,609	1,982,519
		5,604,779
BIOTECHNOLOGY - 0.3%
CSL Ltd.	3,640	382,413
CSL Ltd. - ADR	8,710	459,975
		842,388
CAPITAL MARKETS - 0.3%
Macquarie Group Ltd.	7,209	514,032
Macquarie Group Ltd. - ADR	2,747	197,399
		711,431
CHEMICALS - 0.2%
Orica Ltd.	27,987	433,929

CONTAINERS & PACKAGING - 0.2%
Amcor Ltd.	24,949	297,604
Amcor Ltd. - ADR	3,500	167,965
		465,569
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Telstra Corp. Ltd.	17,682	48,396
Telstra Corp. Ltd. - ADR	10,910	149,031
		197,427
FOOD & STAPLES RETAILING - 0.4%
Wesfarmers Ltd.	19,358	627,454
Woolworths Ltd.	27,413	541,982
		1,169,436
INSURANCE - 0.2%
Suncorp Group Ltd.	46,152	472,342

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
AUSTRALIA - 4.8% (Continued)
METALS & MINING - 0.2%
Alumina Ltd - ADR	41,858	$287,983
Newcrest Mining Ltd. - ADR	9,928	163,911
Sims Metal Management Ltd. - ADR	21,356	227,441
		679,335
OIL, GAS & CONSUMABLE FUELS - 0.6%
Caltex Australia Ltd.	12,181	306,651
Oil Search Ltd.	60,661	333,015
Origin Energy Ltd. (a)	100,656	590,469
Woodside Petroleum Ltd.	18,241	416,291
Woodside Petroleum Ltd. - ADR	5,235	120,353
		1,766,779
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
Scentre Group REIT	25,459	78,467
Shopping Centres Australasia Property Group REIT	1	2
Westfield Corp. REIT	72,500	445,769
		524,238
TRANSPORTATION INFRASTRUCTURE - 0.1%
Sydney Airport	49,337	275,105
TOTAL AUSTRALIA		13,142,758

AUSTRIA - 0.2%
BANKS - 0.2%
Erste Group Bank AG	5,112	220,799
Erste Group Bank AG - ADR	12,078	262,213
TOTAL AUSTRIA		483,012

BELGIUM - 0.2%
FOOD & STAPLES RETAILING - 0.2%
Colruyt S.A.	8,334	426,845

BRAZIL - 1.4%
BANKS - 0.6%
Banco Bradesco S.A. - ADR	77,242	855,069
Itau Unibanco Holding S.A. - ADR	61,571	843,523
		1,698,592

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
BRAZIL - 1.4% (Continued)
CHEMICALS - 0.1%
Braskem S.A.	13,824	$369,654

FOOD PRODUCTS - 0.1%
BRF S.A. - ADR (a)	21,929	315,997

OIL, GAS & CONSUMABLE FUELS - 0.4%
Petroleo Brasileiro S.A. - ADR (a)	63,920	641,757
Ultrapar Participacoes S.A. - ADR	14,545	346,462
		988,219
WATER UTILITIES - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	377,072
TOTAL BRAZIL		3,749,534

CANADA - 6.4%
AUTO COMPONENTS - 0.3%
Magna International, Inc. - Class A	15,982	853,119

BANKS - 1.6%
Bank of Montreal	7,625	577,289
Bank of Nova Scotia	12,180	782,565
Canadian Imperial Bank of Commerce	6,759	591,548
Royal Bank of Canada	17,137	1,325,547
Toronto-Dominion Bank	18,236	1,026,140
		4,303,089
CHEMICALS - 0.2%
Methanex Corp.	9,429	474,279

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0% (b)
TransAlta Corp.	20,678	120,966

INSURANCE - 0.5%
Manulife Financial Corp.	41,223	836,415
Sun Life Financial, Inc.	11,714	466,451
		1,302,866
MEDIA - 0.3%
Shaw Communications, Inc. - Class B	30,240	695,822

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CANADA - 6.4% (Continued)
METALS & MINING - 0.3%
Agnico Eagle Mines Ltd.	9,204	$416,113
Teck Resources Ltd. - Class B	24,575	518,287
		934,400
OIL, GAS & CONSUMABLE FUELS - 1.8%
Cameco Corp.	33,167	320,725
Enbridge, Inc.	51,813	2,167,856
Encana Corp.	36,072	424,928
Suncor Energy, Inc.	60,339	2,113,675
		5,027,184
ROAD & RAIL - 0.9%
Canadian National Railway Co.	18,951	1,570,090
Canadian Pacific Railway Ltd.	5,165	867,875
		2,437,965
SOFTWARE - 0.2%
Open Text Corp.	21,239	685,807

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Rogers Communications, Inc. - Class B	12,894	664,557
TOTAL CANADA		17,500,054

CAYMAN ISLANDS - 1.5%
DIVERSIFIED CONSUMER SERVICES - 0.3%
TAL Education Group - ADR (a)	27,222	917,653

INTERNET & DIRECT MARKETING RETAIL - 0.3%
Ctrip.com International Ltd. - ADR (a)	13,813	728,498

INTERNET SOFTWARE & SERVICES - 0.9%
Baidu, Inc. - ADR (a)	5,149	1,275,356
SINA Corp. (a)	4,823	552,957
Weibo Corp. - ADR (a)	6,202	613,626
		2,441,939
TOTAL CAYMAN ISLANDS		4,088,090
CHILE - 0.5%
AIRLINES - 0.1%
Latam Airlines Group S.A. - ADR	30,040	398,030

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CHILE - 0.5% (Continued)
BEVERAGES - 0.1%
Embotelladora Andina S.A. - Class B - ADR	6,720	$185,069

CHEMICALS - 0.3%
Sociedad Quimica y Minera de Chile S.A. - ADR	15,440	859,390
TOTAL CHILE		1,442,489

CHINA - 5.3%
AIRLINES - 0.1%
China Southern Airlines Co. Ltd. - ADR	5,546	190,616

BANKS - 0.4%
China Construction Bank Corp. - ADR	69,587	1,161,407

CHEMICALS - 0.1%
Sinopec Shanghai Petrochemical Co. Ltd.	7,041	421,193

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
China Telecom Corp. Ltd. - ADR	6,115	312,599

INSURANCE - 1.3%
AIA Group Ltd - ADR	20,771	617,730
China Life Insurance Co. Ltd. - ADR	90,790	1,366,390
Ping an Insurance Group Co. of China Ltd. - ADR	33,826	524,303
Ping an Insurance Group Co. of China Ltd. - Class H	131,769	1,011,268
		3,519,691
INTERNET SOFTWARE & SERVICES - 3.1%
Alibaba Group Holdings Ltd. - ADR (a)	17,583	3,036,760
NetEase, Inc. - ADR	2,394	631,561
Tencent Holdings Ltd.	109,906	4,826,522
		8,494,843
ROAD & RAIL - 0.1%
Guangshen Railway Co. - ADR	8,797	256,521

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Lenovo Group Ltd. - ADR	18,577	204,161
TOTAL CHINA		14,561,031

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
COLOMBIA - 0.3%
BANKS - 0.2%
BanColombia S.A. - ADR	10,431	$477,636

OIL, GAS & CONSUMABLE FUELS - 0.1%
Ecopetrol S.A. - ADR	42,848	406,627
TOTAL COLOMBIA		884,263

DENMARK - 1.0%
BANKS - 0.2%
Danske Bank A/S	11,624	464,882
Danske Bank A/S - ADR	6,614	132,677
		597,559
PHARMACEUTICALS - 0.7%
Novo Nordisk A/S - ADR	39,423	1,898,217

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Pandora A/S	2,460	242,833
TOTAL DENMARK		2,738,609

FINLAND - 0.6%
COMMUNICATIONS EQUIPMENT - 0.3%
Nokia OYJ - ADR	122,822	734,475

MACHINERY - 0.2%
Kone OYJ - Class B	11,250	595,674

PAPER & FOREST PRODUCTS - 0.1%
Stora Enso OYJ	32,308	458,127
TOTAL FINLAND		1,788,276

FRANCE - 6.4%
AUTO COMPONENTS - 0.6%
Cie Generale des Etablissements Michelin	1,074	156,765
Cie Generale des Etablissements Michelin - ADR	25,215	736,328
Valeo S.A.	2,793	207,239
Valeo S.A. - ADR	13,056	485,944
		1,586,276

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
FRANCE - 6.4% (Continued)
AUTOMOBILES - 0.2%
Renault S.A.	5,892	$578,754

BANKS - 0.8%
BNP Paribas S.A. - ADR	29,644	1,198,507
Credit Agricole S.A.	11,014	200,207
Credit Agricole S.A. - ADR	14,211	128,894
Societe Generale S.A.	4,111	240,679
Societe Generale S.A. - ADR	36,300	427,251
		2,195,538
BUILDING PRODUCTS - 0.3%
Cie de Saint-Gobain	13,938	830,580

CONSTRUCTION & ENGINEERING - 0.5%
Bouygues S.A.	8,092	383,990
Vinci S.A.	1,494	141,966
Vinci S.A. - ADR	30,694	728,369
		1,254,325
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Orange S.A.	40,170	659,591
Vivendi S.A.	12,138	307,288
Vivendi S.A. - ADR	11,623	293,132
		1,260,011
ELECTRICAL EQUIPMENT - 0.4%
Legrand S.A.	17,254	1,245,567

FOOD & STAPLES RETAILING - 0.1%
Carrefour S.A. (a)	1,523	30,771
Carrefour S.A. - ADR	58,790	235,160
		265,931
FOOD PRODUCTS - 0.9%
Danone S.A. - ADR	153,190	2,412,742

HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Essilor International S.A.	4,503	557,486
Essilor International S.A. - ADR	952	59,081
		616,567

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
FRANCE - 6.4% (Continued)
INSURANCE - 0.4%
AXA S.A. - ADR	34,977	$1,053,507
AXA S.A.	4,355	131,715
		1,185,222
MEDIA - 0.2%
Publicis Groupe S.A. - ADR	26,260	459,288

MULTI-UTILITIES - 0.5%
Engie S.A.	21,648	367,665
Engie S.A. - ADR	26,565	451,074
Veolia Environnement S.A.	14,792	341,784
Veolia Environnement S.A. - ADR (a)	11,774	271,038
		1,431,561
PERSONAL PRODUCTS - 0.6%
L'Oreal S.A. - ADR	32,890	1,398,483
L'Oreal S.A.	1,380	293,419
		1,691,902
SOFTWARE - 0.2%
Dassault Systemes - ADR	6,224	627,628
TOTAL FRANCE		17,641,892

GERMANY - 6.8%
AIR FREIGHT & LOGISTICS - 0.4%
Deutsche Post AG	10,161	452,327
Deutsche Post AG - ADR	14,832	662,694
		1,115,021
AIRLINES - 0.1%
Deutsche Lufthansa AG - ADR	10,201	283,282

AUTOMOBILES - 0.9%
Bayerische Moteren Werke Aktiengesellschaft - ADR	27,692	937,153
Daimler AG	2,549	203,104
Daimler AG	15,015	1,197,331
		2,337,588
BANKS - 0.2%
Deutsche Bank AG	32,333	558,714

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
GERMANY - 6.8% (Continued)
CHEMICALS - 0.9%
BASF SE	4,371	$465,152
BASF SE - ADR	18,194	1,937,661
		2,402,813
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Deutsche Boerse AG	3,878	420,342
Deutsche Boerse AG - ADR	15,060	163,551
		583,893
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Deutsche Telekom AG - ADR	38,043	709,882

HEALTH CARE PROVIDERS & SERVICES - 0.5%
Fresenius Medical Care AG & Co. KGaA	19,354	946,217
Fresenius SE & Co. KGaA	5,130	413,808
		1,360,025
INSURANCE - 0.9%
Allianze SE - ADR	76,050	1,702,759
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	403,868
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	359,619
		2,466,246
MULTI-UTILITIES - 0.4%
E.ON SE (a)	53,575	606,352
RWE AG	17,185	390,374
RWE AG - ADR (a)	5,585	127,115
		1,123,841
PHARMACEUTICALS - 0.6%
Bayer AG - ADR	51,088	1,748,231

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG - ADR	12,109	305,389

SOFTWARE - 0.6%
SAP SE	16,215	1,777,975

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
adidas AG	1,323	299,281
adidas AG - ADR	9,804	1,109,813

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
GERMANY - 6.8% (Continued)
TEXTILES, APPAREL & LUXURY GOODS - 0.6% (Continued)
Puma SE	285	$110,921
		1,520,015
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Brenntag AG	5,521	307,436
TOTAL GERMANY		18,600,351

HONG KONG - 3.2%
BANKS - 0.3%
BOC Hong Kong Holdings Ltd.	158,000	767,596
BOC Hong Kong Holdings Ltd. - ADR	1,754	169,366
		936,962
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Hong Kong Exchanges & Clearing Ltd.	24,500	658,642

ELECTRIC UTILITIES - 0.1%
CK Infrastructure Holdings Ltd.	41,518	357,166

INDUSTRIAL CONGLOMERATES - 0.7%
CK Hutchison Holdings Ltd.	60,500	773,335
CK Hutchison Holdings Ltd. - ADR	36,503	466,143
Jardine Matheson Holdings Ltd. - ADR	3,618	230,286
Jardine Matheson Holdings Ltd.	4,751	301,023
		1,770,787
INSURANCE - 0.5%
AIA Group Ltd. (a)	193,200	1,424,602

MEDIA - 0.0% (b)
I-CABLE Communications Ltd. (a)	115,000	3,754

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Henderson Land Development Co. Ltd.	89,476	592,763
Sun Hung Kai Properties Ltd.	28,000	454,866
Sun Hung Kai Properties Ltd. - ADR	22,014	360,809
Swire Pacific Ltd. - Class A	28,000	271,701
Swire Pacific Ltd. - Class A - ADR	32,051	314,741
Swire Properties Ltd.	121,150	410,992

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
HONG KONG - 3.2% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4% (Continued)
Wharf Holdings Ltd.	150,000	$1,336,486
		3,742,358
TOTAL HONG KONG		8,894,271

HUNGARY - 0.0% (b)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0% (b)
Magyar Telekom Telecommunications plc - ADR	11,582	105,744

OIL, GAS & CONSUMABLE FUELS - 0.0% (b)
MOL Hungarian Oil & Gas plc - ADR	796	38,208
TOTAL HUNGARY		143,952

INDIA - 1.3%
BANKS - 0.8%
HDFC Bank Ltd. - ADR	16,597	1,599,453
ICICI Bank Ltd. - ADR	72,584	621,319
		2,220,772
IT SERVICES - 0.4%
Infosys Ltd.	37,297	544,163
Wipro Ltd. - ADR	78,318	444,846
		989,009
PHARMACEUTICALS - 0.1%
Dr. Reddy's Laboratories Ltd. - ADR	10,846	386,985
TOTAL INDIA		3,596,766

INDONESIA - 0.7%
BANKS - 0.2%
PT Bank Mandiri - ADR	49,403	496,006

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telekomunikasi Indonesia Persero Tbk PT - ADR	33,206	1,138,966

MACHINERY - 0.1%
United Tractors Tbk PT - ADR	3,369	160,083
TOTAL INDONESIA		1,795,055

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
IRELAND - 0.9%
BIOTECHNOLOGY - 0.3%
Shire plc - ADR	4,692	$718,533

CONSTRUCTION MATERIALS - 0.3%
CRH plc - ADR	23,753	899,289

PROFESSIONAL SERVICES - 0.3%
Experian plc (a)	3,191	64,087
Experian plc - ADR	37,268	752,068
		816,155
TOTAL IRELAND		2,433,977
ISRAEL - 0.7%
PHARMACEUTICALS - 0.3%
Taro Pharmaceutical Industries Ltd. (a)	3,950	445,126
Teva Pharmaceutical Industries Ltd. - ADR	26,006	457,706
		902,832
SOFTWARE - 0.4%
Check Point Software Technologies Ltd. (a)	8,509	970,196
TOTAL ISRAEL		1,873,028
ITALY - 1.0%
BANKS - 0.3%
Intesa Sanpaolo SpA	128,010	452,672
Intesa Sanpaolo SpA - ADR	12,596	267,993
Unicredit SpA	5,798	123,484
		844,149
ELECTRIC UTILITIES - 0.2%
Enel SpA	86,564	521,266

INSURANCE - 0.1%
Assicurazioni Generali SpA	16,056	299,069

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Luxottica Group SpA - ADR	9,316	519,181

TRANSPORTATION INFRASTRUCTURE - 0.2%
Atlantia SpA	13,863	437,632
TOTAL ITALY		2,621,297

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.6%
AUTO COMPONENTS - 0.4%
Bridgestone Corp.	4,656	$211,283
Bridgestone Corp. - ADR	20,546	466,805
Denso Corp.	7,000	354,168
Denso Corp. - ADR	6,048	153,196
		1,185,452
AUTOMOBILES - 2.0%
Honda Motor Co. Ltd. - ADR	49,827	1,472,886
Nissan Motor Co. Ltd.	36,396	709,358
Toyota Motor Corp. - ADR	27,232	3,245,238
		5,427,482
BANKS - 1.5%
Mitsubishi UFJ Financial Group, Inc. - ADR	269,546	1,735,876
Mizuho Financial Group, Inc. - ADR	132,028	468,699
Sumitomo Mitsui Financial Group, Inc.	213,385	1,645,198
Sumitomo Mitsui Trust Holdings, Inc.	298	10,755
Sumitomo Mitsui Trust Holdings, Inc. - ADR	39,737	144,245
		4,004,773
BUILDING PRODUCTS - 0.1%
Asahi Glass Co. Ltd.	600	22,263
Asahi Glass Co. Ltd. - ADR	21,219	156,596
		178,859
CAPITAL MARKETS - 0.3%
Daiwa Securities Group, Inc.	16,000	90,622
Daiwa Securities Group, Inc. - ADR	49,678	283,165
Nomura Holdings, Inc. - ADR	94,167	524,510
		898,297
CHEMICALS - 0.5%
Nitto Denko Corp.	500	41,690
Nitto Denko Corp. - ADR	11,626	485,269
Shin-Etsu Chemical Co. Ltd.	5,600	500,675
Sumitomo Chemical Co. Ltd.	38,000	237,416
		1,265,050
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Dai Nippon Printing Co. Ltd.	25,000	598,338

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.6% (Continued)
COMMERCIAL SERVICES & SUPPLIES - 0.2% (Continued)
Dai Nippon Printing Co. Ltd. - ADR	37	$445
		598,783
CONSTRUCTION & ENGINEERING - 0.2%
Obayashi Corp.	55,000	659,394

DIVERSIFIED FINANCIAL SERVICES - 0.4%
ORIX Corp.	20,100	324,133
ORIX Corp. - ADR	9,867	798,635
		1,122,768
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Nippon Telegraph & Telephone Corp.	32,480	1,484,986

ELECTRIC UTILITIES - 0.1%
Chubu Electric Power Co., Inc.	12,600	156,436
Tohoku Electric Power Co., Inc.	12,700	161,515
		317,951
ELECTRICAL EQUIPMENT - 0.3%
Nidec Corp. - ADR	30,872	947,462

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Hitachi Ltd.	26,000	183,215
Hitachi Ltd. - ADR	5,344	377,180
Kyocera Corp.	2,800	173,743
Kyocera Corp. - ADR	3,162	196,582
Murata Manufacturing Co. Ltd.	2,300	338,091
Murata Manufacturing Co. Ltd. - ADR	1,592	58,777
TDK Corp.	800	54,319
TDK Corp. - ADR	826	56,168
		1,438,075
FOOD PRODUCTS - 0.2%
Ajinomoto Co., Inc.	7,000	136,616
Meiji Holdings Co. Ltd.	2,000	158,550
Yakult Honsha Co. Ltd.	2,800	201,813
		496,979
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Hoya Corp.	9,500	512,909
Hoya Corp. - ADR	1,734	94,260

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.6% (Continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4% (Continued)
Terumo Corp.	11,800	$464,051
		1,071,220
HOUSEHOLD DURABLES - 0.8%
Sekisui House Ltd.	8,000	134,838
Sekisui House Ltd. - ADR	30,149	508,312
Sony Corp. - ADR	38,785	1,448,232
		2,091,382
INSURANCE - 0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	552,025
Tokio Marine Holdings, Inc.	4,600	179,961
Tokio Marine Holdings, Inc. - ADR	7,354	287,836
		1,019,822
INTERNET & DIRECT MARKETING RETAIL - 0.1%
Rakuten, Inc.	18,400	200,647

IT SERVICES - 0.1%
Fujitsu Ltd.	20,000	148,578
Fujitsu Ltd. - ADR	1,240	45,604
		194,182
LEISURE PRODUCTS - 0.1%
Shimano, Inc.	1,600	213,153

MACHINERY - 0.8%
FANUC Corp.	1,100	222,796
FANUC Corp. - ADR	43,920	890,698
Kubota Corp. - ADR	7,847	714,077
Makita Corp.	1,200	48,365
Makita Corp. - ADR	9,872	399,125
		2,275,061
MARINE - 0.1%
Nippon Yusen KK (a)	5,600	116,409
Nippon Yusen KK - ADR (a)	7,243	30,452
		146,861
METALS & MINING - 0.1%
Sumitomo Metal Mining Co. Ltd.	11,500	369,366

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.6% (Continued)
OIL, GAS & CONSUMABLE FUELS - 0.1%
Inpex Corp.	26,239	$278,784

PERSONAL PRODUCTS - 0.5%
Kao Corp.	1,000	58,834
Kao Corp. - ADR	11,651	686,011
Shiseido Co. Ltd. - ADR	15,035	603,956
Shiseido Co. Ltd.	2,100	84,022
		1,432,823
PHARMACEUTICALS - 0.5%
Astellas Pharma, Inc.	17,800	226,455
Astellas Pharma, Inc. - ADR	24,473	310,318
Daiichi Sankyo Co. Ltd.	7,700	173,681
Daiichi Sankyo Co. Ltd. - ADR	1,901	43,096
Takeda Pharmaceutical Co. Ltd.	2,700	149,109
Takeda Pharmaceutical Co. Ltd. - ADR	18,144	502,407
		1,405,066
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Daiwa House Industry Co. Ltd. - ADR	15,470	539,593
Mitsubishi Estate Co. Ltd.	11,000	191,268
Mitsubishi Estate Co. Ltd. - ADR	11,717	203,407
Mitsui Fudosan Co. Ltd.	21,000	455,386
Sumitomo Realty & Development Co. Ltd.	13,000	393,397
		1,783,051
RETAIL - 0.4%
Japan Retail Fund Investment Corp.	607	1,089,169

ROAD & RAIL - 0.5%
Central Japan Railway Co.	1,348	236,367
East Japan Railway Co.	3,590	331,338
East Japan Railway Co. - ADR	29,226	448,035
Keikyu Corp.	18,500	375,031
		1,390,771
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Rohm Co. Ltd.	700	59,972
Rohm Co. Ltd. - ADR	2,660	112,518
		172,490

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.6% (Continued)
SOFTWARE - 0.4%
Nintendo Co. Ltd.	300	$110,807
Nintendo Co. Ltd. - ADR	22,464	1,032,221
		1,143,028
SPECIALTY RETAIL - 0.1%
Fast Retailing Co. Ltd.	700	206,479

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Canon, Inc. - ADR	57,457	1,971,924
FUJIFILM Holdings Corp. - ADR	11,626	451,089
Seiko Epson Corp.	1,200	29,040
Seiko Epson Corp. - ADR	10,312	124,260
		2,576,313
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Wacoal Holdings Corp. - ADR (a)	5,242	364,791

TRADING COMPANIES & DISTRIBUTORS - 0.3%
Mitsubishi Corp.	16,300	378,890
Mitsui & Co. Ltd. - ADR	1,637	485,174
		864,064
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
KDDI Corp. - ADR	51,612	678,698
NTT DoCoMo, Inc.	25,031	570,456
Softbank Group Corp.	7,200	581,273
Softbank Group Corp. - ADR	21,536	875,654
		2,706,081
TOTAL JAPAN		43,020,915
JERSEY - 0.3%
METALS & MINING - 0.2%
Randgold Resources Ltd. - ADR	4,722	461,151

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Ferguson plc	63,056	417,431
TOTAL JERSEY		878,582

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
LUXEMBOURG - 0.5%
ENERGY EQUIPMENT & SERVICES - 0.2%
Tenaris S.A. - ADR	20,102	$569,088

MEDIA - 0.3%
RTL Group S.A.	12,091	915,149
TOTAL LUXEMBOURG		1,484,237
MEXICO - 1.2%
BANKS - 0.1%
Grupo Financiero Banorte S.A.B. de C.V. - ADR	5,851	201,216

BEVERAGES - 0.2%
Coca-Cola Femsa S.A.B. de C.V. - ADR	7,597	585,956

CONSTRUCTION MATERIALS - 0.3%
Cemex S.A.B. de C.V. - ADR (a)	83,354	756,854

FOOD & STAPLES RETAILING - 0.2%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,614	680,056

METALS & MINING - 0.1%
Fresnillo plc	14,613	275,078

TRANSPORTATION INFRASTRUCTURE - 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	4,513	462,718

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
America Movil S.A.B. de C.V. - Series L	17,340	307,785
TOTAL MEXICO		3,269,663
NETHERLANDS - 3.5%
AUTOMOBILES - 0.5%
Ferrari N.V.	8,603	950,460
Fiat Chrysler Automobiles N.V. (a)	26,965	482,943
		1,433,403
BANKS - 0.6%
ING Groep N.V.	86,627	1,595,669

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
NETHERLANDS - 3.5% (Continued)
CHEMICALS - 0.2%
Akzo Nobel N.V. - ADR	19,227	$590,269

FOOD & STAPLES RETAILING - 0.4%
Koninklijke Ahold Delhaize N.V.	5,491	102,668
Koninklijke Ahold Delhaize N.V. - ADR	49,012	915,054
		1,017,722
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Koninklijke Philips N.V. - NY Registry Shares	30,708	1,265,170

LIFE SCIENCES TOOLS & SERVICES - 0.2%
QIAGEN N.V.	16,162	509,103

MEDIA - 0.1%
Wolters Kluwer N.V. - ADR	7,337	340,143
Wolters Kluwer N.V.	954	44,081
		384,224
OIL, GAS & CONSUMABLE FUELS - 0.1%
Koninklijke Vopak N.V.	3,557	155,989

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
ASML Holding N.V. - NY Registry Shares	6,611	1,131,803
NXP Semiconductors N.V. (a)	5,879	664,856
		1,796,659
SOFTWARE - 0.0% (b)
Gemalto N.V.	2,161	96,531

TRADING COMPANIES & DISTRIBUTORS - 0.3%
AerCap Holdings N.V. (a)	18,140	927,135
TOTAL NETHERLANDS		9,771,874
NORWAY - 1.3%
CHEMICALS - 0.1%
Yara International ASA - ADR	7,283	326,351

METALS & MINING - 0.2%
Norsk Hydro ASA	61,990	450,685

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
NORWAY - 1.3% (Continued)
METALS & MINING - 0.2% (Continued)
Norsk Hydro ASA - ADR	13,201	$96,367
		547,052
OIL, GAS & CONSUMABLE FUELS - 1.0%
Statoil ASA - ADR	133,829	2,688,625
TOTAL NORWAY		3,562,028
PERU - 0.3%
METALS & MINING - 0.3%
Southern Copper Corp.	24,026	955,274

PORTUGAL - 0.1%
ELECTRIC UTILITIES - 0.1%
EDP - Energias de Portugal S.A.	82,980	312,364
EDP - Energias de Portugal S.A. - ADR	1,231	46,532
TOTAL PORTUGAL		358,896

RUSSIA - 0.5%
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Mobile TeleSystems PJSC - ADR	124,208	1,296,731

SINGAPORE - 1.4%
BANKS - 0.9%
DBS Group Holdings Ltd.	10,656	163,555
DBS Group Holdings Ltd. - ADR	19,975	1,230,260
United Overseas Bank Ltd.	24,187	419,025
United Overseas Bank Ltd. - ADR	22,014	766,087
		2,578,927
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Singapore Telecommunications Ltd.	86,000	233,311
Singapore Telecommunications Ltd. - ADR	6,886	187,127
		420,438
INDUSTRIAL CONGLOMERATES - 0.2%
Keppel Corp. Ltd.	11,721	56,079
Keppel Corp. Ltd. - ADR	49,775	473,360
		529,439

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SINGAPORE - 1.4% (Continued)
MACHINERY - 0.1%
Sembcorp Marine Ltd.	204,000	$262,431

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (b)
Keppel REIT	737	641
TOTAL SINGAPORE		3,791,876
SOUTH AFRICA - 1.8%
BANKS - 0.1%
Standard Bank Group Ltd. - ADR	19,275	227,445

MEDIA - 0.6%
Naspers Ltd. - Class N - ADR	35,990	1,579,961

METALS & MINING - 0.8%
Glencore plc	220,536	1,010,522
Gold Fields Ltd. - ADR	273,785	1,180,013
		2,190,535
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Barloworld Ltd.	45,286	416,468

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
MTN Group Ltd. - ADR	50,154	456,401
TOTAL SOUTH AFRICA		4,870,810
SOUTH KOREA - 2.2%
BANKS - 1.3%
KB Financial Group, Inc. - ADR	35,152	1,723,503
Shinhan Financial Group Co. Ltd. - ADR	30,017	1,329,753
Woori Bank - ADR	9,632	449,044
		3,502,300
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
KT Corp. - ADR	71,631	993,522

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS - 0.3%
LG Display Co. Ltd. - ADR	61,056	819,372

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SOUTH KOREA - 2.2% (Continued)
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
SK Telecom Co. Ltd. - ADR	32,754	$805,421
TOTAL SOUTH KOREA		6,120,615
SPAIN - 2.2%
BANKS - 0.9%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	102,689	915,986
Banco Santander S.A. - ADR	230,491	1,599,608
		2,515,594
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telefónica S.A. - ADR	103,466	1,116,398

ELECTRIC UTILITIES - 0.2%
Iberdrola S.A. - ADR	16,749	519,387

METALS & MINING - 0.1%
Acerinox S.A.	16,589	239,198

OIL, GAS & CONSUMABLE FUELS - 0.4%
Repsol S.A.	24,639	453,991
Repsol S.A. - ADR	27,585	508,392
		962,383
SPECIALTY RETAIL - 0.2%
Industria de Diseno Textil S.A.	17,640	664,758
TOTAL SPAIN		6,017,718
SWEDEN - 2.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Telefonaktiebolaget LM Ericsson - ADR	68,485	393,789

CONSTRUCTION & ENGINEERING - 0.3%
Skanska AB - Class B	37,142	860,371

HOUSEHOLD PRODUCTS - 0.2%
Essity Aktiebolag AB - Class B (a)	12,219	332,395
Svenska Cellulosa AB SCA - Class B	12,219	103,498
		435,893

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SWEDEN - 2.1% (Continued)
MACHINERY - 0.9%
Alfa Laval AB	23,419	$571,810
Atlas Copco AB - ADR	18,292	777,227
Atlas Copco AB - Class A	8,922	377,750
Sandvik AB	19,176	330,737
Sandvik AB - ADR	20,116	348,811
		2,406,335
METALS & MINING - 0.3%
Boliden AB	22,985	777,911

OIL, GAS & CONSUMABLE FUELS - 0.2%
Lundin Petroleum AB (a)	24,270	530,916

SPECIALTY RETAIL - 0.3%
Hennes & Mauritz AB - ADR	65,360	336,604
Hennes & Mauritz AB - Class B	3,195	82,756
		419,360
TOTAL SWEDEN		5,824,575
SWITZERLAND - 6.2%
CAPITAL MARKETS - 0.7%
Credit Suisse Group AG	31,487	497,495
Julius Baer Group Ltd.	9,537	564,413
UBS Group AG	46,462	796,823
		1,858,731
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Swisscom AG - ADR	7,140	366,639

ELECTRICAL EQUIPMENT - 0.6%
Abb Ltd. - ADR	61,282	1,516,729

FOOD PRODUCTS - 2.1%
Barry Callebaut AG	397	608,492
Nestlé S.A. - ADR	60,374	5,072,020
		5,680,512
INSURANCE - 0.5%
Swiss Re AG	3,563	322,735
Zurich Insurance Group AG - ADR	38,250	1,170,546
		1,493,281

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SWITZERLAND - 6.2% (Continued)
MACHINERY - 0.1%
Schindler Holding AG	1,587	$341,426

PHARMACEUTICALS - 1.9%
Novartis AG - ADR	31,455	2,700,412
Roche Holding AG	80,784	2,585,088
		5,285,500
PROFESSIONAL SERVICES - 0.2%
Adecco S.A.	4,136	322,094
Adecco S.A. - ADR	4,982	193,800
		515,894
TRADING COMPANIES & DISTRIBUTORS - 0.0% (b)
Wolseley plc	537	35,225
TOTAL SWITZERLAND		17,093,937
TAIWAN - 2.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Chunghwa Telecom Co. Ltd.	40,566	1,383,706

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Advanced Semiconductor Engineering, Inc. - ADR	101,549	627,573
Siliconware Precision Industries Co. Ltd. - ADR	70,913	559,504
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,900	2,925,145
United Microelectronics Corp. - ADR	191,039	477,598
		4,589,820
TOTAL TAIWAN		5,973,526
TURKEY - 0.1%
BANKS - 0.1%
Turkiye Garanti Bankasi A.S. - ADR	59,610	164,524

UNITED KINGDOM - 10.0%
BANKS - 1.6%
HSBC Holdings plc - ADR	60,926	3,010,354
Lloyds Banking Group plc - ADR	269,987	988,152
Standard Chartered pcl (a)	45,039	447,506
		4,446,012

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 10.0% (Continued)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
BT Group plc - ADR	38,538	$741,471

ELECTRIC UTILITIES - 0.3%
SSE plc	8,585	160,686
SSE plc - ADR	39,878	756,884
		917,570
ENERGY EQUIPMENT & SERVICES - 0.3%
Subsea 7 S.A.	42,228	693,026
Subsea 7 S.A. - ADR	2,780	45,814
		738,840
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Land Securities Group plc	28,713	373,925

FOOD & STAPLES RETAILING - 0.3%
J Sainsbury plc	4,806	15,319
J Sainsbury plc - ADR	18,741	243,633
Tesco plc (a)	46,000	115,342
Tesco plc - ADR (a)	29,931	227,476
William Morrison Supermarkets plc	29,374	92,131
WM Morrison Supermarkets plc - ADR	8,054	126,931
		820,832
FOOD PRODUCTS - 0.2%
Associated British Foods plc	11,454	489,846

HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Smith & Nephew plc	4,232	76,432
Smith & Nephew plc - ADR	24,332	885,685
		962,117
HOTELS, RESTAURANTS & LEISURE - 0.5%
Compass Group plc	2,160	45,812
Compass Group plc - ADR	45,261	978,362
Intercontinental Hotels Group plc	9,114	482,039
		1,506,213
HOUSEHOLD PRODUCTS - 0.7%
Reckitt Benckiser Group plc (a)	5,677	518,200
Reckitt Benckiser Group plc - ADR	70,985	1,321,031
		1,839,231

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 10.0% (Continued)
INSURANCE - 0.7%
Aviva plc - ADR	22,486	$316,378
Aviva plc	41,971	289,318
Prudential plc - ADR	26,183	1,254,428
		1,860,124
MEDIA - 0.9%
Pearson plc - ADR	52,078	423,915
RELX plc	4,710	103,302
RELX plc - ADR	48,463	1,083,148
WPP plc - ADR	9,005	835,664
		2,446,029
MULTI-LINE RETAIL - 0.2%
Marks & Spencer Group plc	10,719	50,753
Marks & Spencer Group plc - ADR	25,759	244,195
Next plc	3,908	275,410
		570,358
MULTI-UTILITIES - 0.6%
National Grid plc	25,820	1,619,172

OIL, GAS & CONSUMABLE FUELS - 0.2%
Amec Foster Wheeler plc	32,410	221,240
Tullow Oil plc (a)	112,077	279,449
Tullow Oil plc - ADR	15,976	19,650
		520,339
PERSONAL PRODUCTS - 0.9%
Unilever N.V. - NY Registry Shares - ADR	42,041	2,482,101

PHARMACEUTICALS - 0.7%
GlaxoSmithKline plc - ADR	50,820	2,063,292

PROFESSIONAL SERVICES - 0.1%
Capita plc	32,934	249,306

SOFTWARE - 0.1%
Sage Group plc	33,781	316,140
Sage Group plc - ADR	2,320	86,967
		403,107

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 10.0% (Continued)
SPECIALTY RETAIL - 0.1%
Kingfisher plc - ADR	29,151	$237,289

WATER UTILITIES - 0.2%
Severn Trent plc	10,914	317,749
United Utilities Group plc	2,386	27,316
United Utilities Group plc - ADR	12,883	298,113
		643,178
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Vodafone Group plc	58,711	1,670,915
TOTAL UNITED KINGDOM		27,601,267
UNITED STATES - 3.4%
CHEMICALS - 0.4%
Agrium, Inc.	9,767	1,047,120

COMMERCIAL BANKS - 0.2%
Barclays plc - ADR	64,161	664,066

DIVERSIFIED CONSUMER SERVICES - 0.2%
New Oriental Education & Technology Group, Inc. - ADR	7,334	647,299

HOTELS, RESTAURANTS & LEISURE - 0.5%
Carnival plc - ADR	7,671	494,626
Yum China Holdings, Inc. (a)	21,920	876,142
		1,370,768
IT SERVICES - 0.2%
CGI Group, Inc. - Class A (a)	9,434	489,342

MEDIA - 0.2%
Thomson Reuters Corp.	14,688	673,886

METALS & MINING - 0.1%
Antofagasta plc	31,044	394,507

MULTI-LINE RETAIL - 0.4%
JD.com, Inc. - ADR (a)	25,659	980,174

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED STATES - 3.4% (Continued)
PHARMACEUTICALS - 0.6%
AstraZeneca plc - ADR	48,500	$1,643,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Stmicroelectronics NV - NY Registry Shares	37,925	736,503

TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Gildan Activewear, Inc.	25,642	802,082
TOTAL UNITED STATES		9,448,927

TOTAL COMMON STOCKS (COST $210,008,050)		$269,911,525

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	$600,000	$600,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/18	750,000	750,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/18	500,000	500,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	500,000	500,000
TOTAL CORPORATE NOTES (COST $2,350,000)				$2,350,000

TOTAL INVESTMENTS - (COST(d) $212,358,050 - Unrealized gain/loss $59,903,475) - 99.0%				$272,261,525

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%				2,877,651

NET ASSET - 100.0%				$275,139,176

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt
plc - Public Liability Company
REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Value Index Fund
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
AEROSPACE & DEFENSE - 0.2%
TransDigm Group, Inc.	1,320	$337,458

AIR FREIGHT & LOGISTICS - 0.2%
United Parcel Service, Inc. - Class B	3,150	378,284

AIRLINES - 0.8%
American Airlines Group, Inc.	12,970	615,945
Delta Air Lines, Inc.	18,080	871,818
		1,487,763
AUTO COMPONENTS - 0.4%
Delphi Automotive plc	4,830	475,272
Goodyear Tire & Rubber Co. (The)	9,590	318,868
		794,140
AUTOMOBILES - 0.6%
Ford Motor Co.	88,423	1,058,423

BANKS - 13.4%
Bank of America Corp. (a)	206,280	5,227,135
BB&T Corp. (a)	28,654	1,345,019
Citigroup, Inc.	58,336	4,243,361
Citizens Financial Group, Inc.	4,490	170,036
Fifth Third Bancorp	13,220	369,896
Huntington Bancshares, Inc.	18,154	253,430
JPMorgan Chase & Co.	78,335	7,481,776
KeyCorp	19,528	367,517
M&T Bank Corp.	3,476	559,775
PNC Financial Services Group, Inc. (The)	12,861	1,733,277
Regions Financial Corp.	24,860	378,618
SunTrust Banks, Inc.	12,746	761,828
U.S. Bancorp	35,807	1,918,897
		24,810,565
BEVERAGES - 2.1%
Coca-Cola Co. (The)	47,220	2,125,372
PepsiCo, Inc.	15,769	1,757,140
		3,882,512
BIOTECHNOLOGY - 1.1%
Amgen, Inc. (a)	7,514	1,400,985

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
BIOTECHNOLOGY - 1.1% (Continued)
Gilead Sciences, Inc.	2,520	$204,171
Vertex Pharmaceuticals, Inc. (a)	2,930	445,477
		2,050,633
BUILDING PRODUCTS - 0.7%
Johnson Controls International plc	22,287	897,943
Masco Corp.	9,010	351,480
		1,249,423
CAPITAL MARKETS - 3.8%
Ameriprise Financial, Inc.	1,806	268,209
Bank of New York Mellon Corp. (The) (a)	29,004	1,537,792
BlackRock, Inc.	992	443,513
Franklin Resources, Inc.	7,540	335,605
Goldman Sachs Group, Inc. (The)	7,297	1,730,775
Invesco Ltd.	9,712	340,309
Morgan Stanley	28,381	1,367,113
Northern Trust Corp.	3,977	365,606
State Street Corp.	6,240	596,170
		6,985,092
CHEMICALS - 3.8%
Air Products & Chemicals, Inc. (a)	3,687	557,548
DowDuPont, Inc.	37,073	2,566,564
Eastman Chemical Co.	3,520	318,525
Ecolab, Inc.	5,966	767,287
International Flavors & Fragrances, Inc.	1,480	211,507
LyondellBasell Industries N.V. - Class A	10,220	1,012,291
Mosaic Co. (The)	10,240	221,081
Praxair, Inc.	9,146	1,278,062
		6,932,865
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Republic Services, Inc.	9,250	611,055
Stericycle, Inc. (a)	3,920	280,750
Waste Management, Inc.	13,210	1,033,947
		1,925,752
COMMUNICATIONS EQUIPMENT - 1.8%
Cisco Systems, Inc.	98,575	3,315,077

CONSUMER FINANCE - 1.2%
American Express Co. (a)	6,564	593,779

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
CONSUMER FINANCE - 1.2% (Continued)
Capital One Financial Corp.	13,220	$1,119,205
Synchrony Financial	13,930	432,527
		2,145,511
CONTAINERS & PACKAGING - 0.6%
Ball Corp. (a)	12,508	516,580
International Paper Co.	5,781	328,476
WestRock Co.	4,550	258,122
		1,103,178
DISTRIBUTORS - 0.4%
Genuine Parts Co.	7,820	747,983

DIVERSIFIED FINANCIAL SERVICES - 0.3%
CME Group, Inc.	3,070	416,538
Leucadia National Corp.	8,360	211,090
		627,628
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.5%
AT&T, Inc.	115,951	4,541,801
CenturyLink, Inc.	7,688	145,303
Verizon Communications, Inc.	37,430	1,852,411
		6,539,515
ELECTRIC UTILITIES - 4.5%
American Electric Power Co., Inc. (a)	15,270	1,072,565
Duke Energy Corp.	21,544	1,807,972
Edison International	5,807	448,126
Eversource Energy	11,270	681,159
NextEra Energy, Inc.	6,925	1,014,859
PPL Corp.	21,901	831,143
Southern Co. (The)	34,381	1,689,482
Xcel Energy, Inc.	15,124	715,668
		8,260,974
ELECTRICAL EQUIPMENT - 1.0%
Eaton Corp. plc	6,720	516,029
Emerson Electric Co.	13,984	878,754
Rockwell Automation, Inc.	2,280	406,319
		1,801,102

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
TE Connectivity Ltd.	6,156	$511,317

ENERGY EQUIPMENT & SERVICES - 2.0%
Baker Hughes, a GE Co.	11,480	420,398
National Oilwell Varco, Inc.	9,526	340,364
Schlumberger Ltd.	35,086	2,447,599
TechnipFMC plc (a)	20,350	568,172
		3,776,533
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
Boston Properties, Inc.	1,460	179,405
Crown Castle International Corp.	1,960	195,961
Equity Residential	5,230	344,814
Iron Mountain, Inc.	5,070	197,223
Public Storage	1,620	346,664
SL Green Realty Corp.	980	99,293
Ventas, Inc.	2,420	157,615
		1,520,975
FOOD & STAPLES RETAILING - 4.4%
Costco Wholesale Corp.	8,400	1,380,036
CVS Health Corp.	26,003	2,114,564
Kroger Co. (The)	23,634	474,098
Sysco Corp.	7,993	431,223
Walgreen Boots Alliance, Inc.	18,410	1,421,620
Wal-Mart Stores, Inc.	30,100	2,352,014
		8,173,555
FOOD PRODUCTS - 2.3%
Archer-Daniels-Midland Co. (a)	12,480	530,525
Conagra Brands, Inc.	6,540	220,659
General Mills, Inc.	5,864	303,521
Hormel Foods Corp.	5,000	160,700
J.M. Smucker Co. (The)	2,030	213,008
Kellogg Co.	2,689	167,713
Kraft Heinz Co. (The)	13,020	1,009,701
Mondelēz International, Inc. - Class A	35,312	1,435,786
Tyson Foods, Inc. - Class A	3,530	248,688
		4,290,301

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Baxter International, Inc. (a)	9,382	$588,720
Becton Dickinson and Co. (a)	1,720	337,034
Danaher Corp.	15,190	1,302,998
DENTSPLY SIRONA, Inc.	4,770	285,294
Medtronic plc	28,240	2,196,225
		4,710,271
HEALTH CARE PROVIDERS & SERVICES - 3.2%
AmerisourceBergen Corp. (a)	4,320	357,480
Anthem, Inc. (a)	5,470	1,038,644
Cardinal Health, Inc.	8,170	546,736
Centene Corp. (a)	3,730	360,952
Cigna Corp.	5,445	1,017,888
DaVita, Inc. (a)	5,270	312,985
Express Scripts Holding Co. (a)	12,457	788,777
HCA Healthcare, Inc. (a)	2,520	200,567
Laboratory Corp. of America Holdings (a)	2,670	403,090
McKesson Corp.	3,974	610,446
UnitedHealth Group, Inc.	1,390	272,232
		5,909,797
HOTELS, RESTAURANTS & LEISURE - 0.9%
Carnival Corp.	8,393	541,936
McDonald's Corp.	7,590	1,189,201
		1,731,137
HOUSEHOLD DURABLES - 0.7%
D.R. Horton, Inc.	12,220	487,945
Leggett & Platt, Inc.	3,240	154,645
Newell Brands, Inc.	5,730	244,499
Whirlpool Corp.	1,752	323,139
		1,210,228
HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Co.	6,578	479,207
Kimberly-Clark Corp.	2,070	243,598
Procter & Gamble Co. (The)	28,046	2,551,625
		3,274,430
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
AES Corp.	28,654	315,767

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.1%
3M Co.	7,625	$1,600,488
Roper Technologies, Inc.	1,890	460,026
		2,060,514
INSURANCE - 8.5%
Aflac, Inc. (a)	13,070	1,063,767
Allstate Corp. (The) (a)	13,209	1,214,039
American International Group, Inc. (a)	24,607	1,510,624
Aon plc	2,137	312,216
Assurant, Inc.	2,924	279,300
Brighthouse Financial, Inc. (a)	2,503	152,182
Chubb Corp.	20,437	2,913,296
Cincinnati Financial Corp.	3,262	249,771
Hartford Financial Services Group, Inc. (The)	9,080	503,304
Lincoln National Corp.	4,220	310,086
Loews Corp.	10,970	525,024
Marsh & McLennan Cos., Inc.	3,820	320,154
MetLife, Inc.	27,543	1,430,859
Principal Financial Group, Inc.	6,500	418,210
Progressive Corp. (The)	19,043	922,062
Prudential Financial, Inc.	12,740	1,354,517
Travelers Cos., Inc. (The) (a)	9,463	1,159,407
Unum Group	5,160	263,831
Willis Towers Watson plc	2,350	362,441
XL Group Ltd.	8,980	354,261
		15,619,351
INTERNET SOFTWARE & SERVICES - 0.4%
Alphabet, Inc. - Class C (a)	300	287,733
eBay, Inc. (a)	13,068	502,595
		790,328
IT SERVICES - 1.1%
Accenture plc - Class A	3,890	525,422
International Business Machines Corp.	8,482	1,230,568
Paychex, Inc.	3,684	220,893
Visa, Inc. - Class A	3,120	328,349
		2,305,232
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Thermo Fisher Scientific, Inc.	4,884	924,053

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
MACHINERY - 1.8%
Deere & Co.	4,267	$535,892
Dover Corp.	5,143	470,019
Flowserve Corp.	3,900	166,101
Illinois Tool Works, Inc.	2,235	330,691
Ingersoll-Rand plc	2,625	234,071
PACCAR, Inc.	2,996	216,731
Parker-Hannifin Corp.	1,567	274,256
Pentair plc	4,480	304,461
Snap-on, Inc.	2,090	311,431
Stanley Black & Decker, Inc.	2,630	397,051
		3,240,704
MEDIA - 1.4%
Charter Communications, Inc. - Class A (a)	820	298,004
Comcast Corp. - Class A	5,450	209,716
Omnicom Group, Inc.	2,019	149,547
Twenty-First Century Fox, Inc. - Class B	21,460	553,453
Viacom, Inc. - Class B	4,870	135,581
Walt Disney Co. (The)	12,757	1,257,458
		2,603,759
METALS & MINING - 0.3%
Newmont Mining Corp.	8,330	312,458
Nucor Corp.	5,300	297,012
		609,470
MULTI-LINE RETAIL - 0.4%
Macy's, Inc.	8,583	187,281
Target Corp. (a)	9,106	537,345
		724,626
MULTI-UTILITIES - 1.5%
Ameren Corp. (a)	5,570	322,169
Consolidated Edison, Inc.	7,361	593,885
DTE Energy Co.	5,910	634,498
NiSource, Inc.	6,840	175,036
Sempra Energy	7,343	838,056
WEC Energy Group, Inc.	2,940	184,573
		2,748,217
OIL, GAS & CONSUMABLE FUELS - 8.9%
Anadarko Petroleum Corp. (a)	10,690	522,207
Andeavor	4,480	462,112

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 8.9% (Continued)
Apache Corp. (a)	5,378	$246,312
ConocoPhillips	55,397	2,772,620
EOG Resources, Inc.	9,010	871,627
EQT Corp.	5,638	367,823
Hess Corp.	21,630	1,014,231
Kinder Morgan, Inc.	53,301	1,022,313
Marathon Oil Corp.	49,886	676,454
Marathon Petroleum Corp.	13,936	781,531
Noble Energy, Inc.	10,718	303,963
Occidental Petroleum Corp.	57,570	3,696,570
ONEOK, Inc.	6,125	339,386
Phillips 66	20,080	1,839,529
Pioneer Natural Resources Co.	1,110	163,769
Valero Energy Corp.	14,510	1,116,254
Williams Cos., Inc. (The)	9,371	281,224
		16,477,925
PERSONAL PRODUCTS - 0.1%
Estee Lauder Cos., Inc. (The) - Class A	2,200	237,248

PHARMACEUTICALS - 5.4%
Abbott Laboratories (a)	35,130	1,874,537
AbbVie, Inc.	3,278	291,283
Bristol-Myers Squibb Co.	18,189	1,159,367
Eli Lilly & Co.	14,157	1,210,990
Johnson & Johnson	23,521	3,057,965
Merck & Co., Inc.	26,941	1,725,032
Mylan N.V. (a)	10,220	320,601
Perrigo Co. plc	3,340	282,731
		9,922,506
PROFESSIONAL SERVICES - 0.1%
Nielsen Holdings plc	5,930	245,799

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
HCP, Inc.	8,647	240,646
Simon Property Group, Inc.	3,089	497,360
Weyerhaeuser Co.	16,349	556,356
		1,294,362

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund
COMMON STOCKS - 98.9% (Continued)	Shares	Value
ROAD & RAIL - 0.8%
CSX Corp.	5,740	$311,452
Norfolk Southern Corp.	4,645	614,255
Union Pacific Corp.	5,360	621,599
		1,547,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Intel Corp.	60,278	2,295,386
Micron Technology, Inc. (a)	19,070	750,023
Qorvo, Inc. (a)	2,470	174,580
Texas Instruments, Inc.	1,150	103,086
		3,323,075
SOFTWARE - 1.1%
Adobe Systems, Inc. (a)	1,819	271,358
CA, Inc.	7,512	250,751
Microsoft Corp.	3,090	230,174
Oracle Corp.	26,762	1,293,943
		2,046,226
SOFTWARE & SERVICES - 0.2%
S&P Global, Inc.	2,128	332,628

SPECIALTY RETAIL - 0.5%
Home Depot, Inc. (The)	1,142	186,786
Lowe's Cos., Inc.	8,780	701,873
		888,659
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Apple, Inc. (a)	1,610	248,133
HP, Inc.	32,130	641,315
Seagate Technology plc	4,910	162,865
Western Digital Corp.	4,475	386,640
		1,438,953
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc. - Class B	11,440	593,164
VF Corp.	5,110	324,843
		918,007

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
WATER UTILITIES - 0.2%
American Water Works Co., Inc. (a)	3,640	$294,512

TOTAL COMMON STOCKS (COST $141,830,859)		$182,451,649

RIGHTS - 0.0% (b)	Shares	Value
Safeway, Inc. (Casa Ley subsidiary), expiring 01/30/18 (Cost $0)	6,607	$6,705

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	$750,000	$750,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/18	300,000	300,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/18	250,000	250,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	260,000	260,000
TOTAL CORPORATE NOTES (COST $1,560,000)				$1,560,000

TOTAL INVESTMENTS - (COST(d) $143,390,859 - Unrealized gain/loss $40,627,495) - 99.7%				$184,018,354

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				482,355

NET ASSETS - 100.0%				$184,500,709

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Growth Index Fund
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
AEROSPACE & DEFENSE - 0.4%
TransDigm Group, Inc.	3,846	$983,230

AIR FREIGHT & LOGISTICS - 1.4%
C.H. Robinson Worldwide, Inc.	3,010	229,061
FedEx Corp.	5,881	1,326,636
United Parcel Service, Inc. - Class B	16,427	1,972,718
		3,528,415
AIRLINES - 0.5%
Alaska Air Group, Inc. (a)	2,640	201,353
Southwest Airlines Co.	13,080	732,218
United Continental Holdings, Inc. (a)	6,113	372,160
		1,305,731
AUTOMOBILES - 0.1%
Harley-Davidson, Inc.	4,305	207,544

BANKS - 1.2%
Citizens Financial Group, Inc.	6,231	235,968
Comerica, Inc.	4,494	342,712
JPMorgan Chase & Co.	2,354	224,831
KeyCorp	18,927	356,206
PNC Financial Services Group, Inc. (The)	2,433	327,895
U.S. Bancorp	25,805	1,382,890
		2,870,502
BEVERAGES - 2.5%
Coca-Cola Co. (The)	54,004	2,430,720
Dr Pepper Snapple Group, Inc. (a)	7,330	648,485
Monster Beverage Corp. (a)	8,550	472,388
PepsiCo, Inc.	23,089	2,572,807
		6,124,400
BIOTECHNOLOGY - 3.9%
Alexion Pharmaceuticals, Inc. (a)	4,425	620,783
Amgen, Inc. (a)	9,369	1,746,850
Biogen, Inc. (a)	4,102	1,284,418
Celgene Corp. (a)	16,730	2,439,569
Gilead Sciences, Inc.	27,152	2,199,855
Regeneron Pharmaceuticals, Inc. (a)	1,737	776,648

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
BIOTECHNOLOGY - 3.9% (Continued)
Vertex Pharmaceuticals, Inc. (a)	4,082	$620,627
		9,688,750
BUILDING PRODUCTS - 0.4%
Allegion plc	2,860	247,304
Johnson Controls International plc	5,457	219,862
Masco Corp.	12,380	482,944
		950,110
CAPITAL MARKETS - 1.3%
BlackRock, Inc.	1,574	703,720
Charles Schwab Corp. (The)	25,758	1,126,655
Moody's Corp.	3,611	502,687
S&P Global, Inc.	5,128	801,558
		3,134,620
CHEMICALS - 2.1%
Air Products & Chemicals, Inc. (a)	4,111	621,665
Albemarle Corp. (a)	3,093	421,607
DowDuPont, Inc.	10,043	695,277
Ecolab, Inc.	5,322	684,462
International Flavors & Fragrances, Inc.	3,158	451,310
LyondellBasell Industries N.V. - Class A	2,820	279,321
Praxair, Inc.	8,079	1,128,960
Sherwin-Williams Co. (The)	2,820	1,009,673
		5,292,275
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Republic Services, Inc.	14,451	954,633
Waste Management, Inc.	18,252	1,428,584
		2,383,217
COMMUNICATIONS EQUIPMENT - 0.1%
F5 Networks, Inc. (a)	310	37,374
Juniper Networks, Inc.	8,505	236,694
		274,068
CONSTRUCTION MATERIALS - 0.5%
Martin Marietta Materials, Inc.	2,886	595,180
Vulcan Materials Co.	5,294	633,162
		1,228,342
CONSUMER FINANCE - 0.5%
American Express Co. (a)	6,566	593,961

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
CONSUMER FINANCE - 0.5% (Continued)
Discover Financial Services	10,384	$669,560
		1,263,521
CONTAINERS & PACKAGING - 0.1%
International Paper Co.	6,608	375,467

DIVERSIFIED FINANCIAL SERVICES - 0.5%
CME Group, Inc.	3,995	542,042
Intercontinental Exchange, Inc.	10,235	703,144
		1,245,186
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.	7,872	308,346
Level 3 Communications, Inc. (a)	6,264	333,809
Verizon Communications, Inc.	49,462	2,447,874
		3,090,029
ELECTRIC UTILITIES - 0.3%
NextEra Energy, Inc.	5,360	785,508

ELECTRICAL EQUIPMENT - 1.1%
Acuity Brands, Inc.	2,418	414,155
Emerson Electric Co.	10,512	660,574
Rockwell Automation, Inc.	9,035	1,610,127
		2,684,856
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp. - Class A (a)	7,167	606,615
Corning, Inc.	20,828	623,174
TE Connectivity Ltd.	5,385	447,278
		1,677,067
ENERGY EQUIPMENT & SERVICES - 0.5%
Baker Hughes, a GE Co.	5,892	215,765
Schlumberger Ltd.	16,042	1,119,090
		1,334,855
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.6%
American Tower Corp.	10,594	1,447,988
Crown Castle International Corp.	9,450	944,811
Digital Realty Trust, Inc.	4,316	510,712
Equinix, Inc.	1,753	782,364
Federal Realty Investment Trust	3,075	381,946

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.6% (Continued)
GGP, Inc.	12,536	$260,373
Host Hotels & Resorts, Inc.	16,449	304,142
Iron Mountain, Inc.	8,187	318,474
Prologis, Inc.	13,062	828,914
Public Storage	2,206	472,062
Realty Income Corp.	5,555	317,690
Simon Property Group, Inc.	5,204	837,896
UDR, Inc.	10,721	407,720
Ventas, Inc.	5,177	337,178
Welltower, Inc.	9,882	694,507
		8,846,777
FOOD & STAPLES RETAILING - 0.2%
Sysco Corp.	7,188	387,793
Wal-Mart Stores, Inc.	2,611	204,023
		591,816
FOOD PRODUCTS - 1.1%
Campbell Soup Co.	4,500	210,690
General Mills, Inc.	17,792	920,914
Hershey Co. (The)	5,263	574,562
Kellogg Co.	8,108	505,696
Kraft Heinz Co. (The)	3,810	295,465
Mondelez International, Inc. - Class A	5,370	218,344
		2,725,671
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Baxter International, Inc. (a)	7,430	466,232
Becton Dickinson and Co. (a)	7,318	1,433,962
Boston Scientific Corp. (a)	28,192	822,361
C.R. Bard, Inc. (a)	2,178	698,049
Danaher Corp.	15,314	1,313,635
Edwards Lifesciences Corp. (a)	4,070	444,892
Intuitive Surgical, Inc. (a)	887	927,695
Stryker Corp.	6,643	943,439
		7,050,265
HEALTH CARE PROVIDERS & SERVICES - 2.8%
Aetna, Inc.	7,870	1,251,409
AmerisourceBergen Corp. (a)	5,221	432,038
Centene Corp. (a)	2,008	194,314

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.8% (Continued)
HCA Healthcare, Inc. (a)	5,270	$419,439
Humana, Inc.	3,143	765,729
UnitedHealth Group, Inc.	19,462	3,811,633
		6,874,562
HEALTH CARE TECHNOLOGY - 0.2%
Cerner Corp. (a)	8,234	587,249

HOTELS, RESTAURANTS & LEISURE - 2.2%
Chipotle Mexican Grill, Inc. (a)	790	243,186
Marriott International, Inc. - Class A	8,558	943,605
McDonald's Corp.	12,500	1,958,500
Starbucks Corp.	31,676	1,701,318
Yum! Brands, Inc.	6,767	498,119
		5,344,728
HOUSEHOLD DURABLES - 0.2%
Mohawk Industries, Inc. (a)	1,064	263,351
Newell Brands, Inc.	5,827	248,638
		511,989
HOUSEHOLD PRODUCTS - 2.0%
Church & Dwight Co., Inc.	4,430	214,634
Colgate-Palmolive Co.	19,805	1,442,794
Kimberly-Clark Corp.	6,725	791,398
Procter & Gamble Co. (The)	28,993	2,637,783
		5,086,609
INDUSTRIAL CONGLOMERATES - 1.3%
3M Co.	13,549	2,843,935
Roper Technologies, Inc.	1,811	440,797
		3,284,732
INSURANCE - 1.3%
Aflac, Inc. (a)	4,154	338,094
Aon plc	6,821	996,548
Chubb Corp.	2,780	396,289
Marsh & McLennan Cos., Inc.	17,227	1,443,795
		3,174,726
INTERNET & DIRECT MARKETING RETAIL - 4.5%
Amazon.com, Inc. (a)	7,761	7,461,037
Expedia, Inc.	2,852	410,517
Netflix, Inc. (a)	8,437	1,530,050

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
INTERNET & DIRECT MARKETING RETAIL - 4.5% (Continued)
Priceline Group, Inc. (The) (a)	1,030	$1,885,745
		11,287,349
INTERNET SOFTWARE & SERVICES - 8.2%
Akamai Technologies, Inc. (a)	5,069	246,962
Alphabet, Inc. - Class A (a)	6,809	6,630,059
Alphabet, Inc. - Class C (a)	5,236	5,021,900
Facebook, Inc. - Class A (a)	49,157	8,399,457
		20,298,378
IT SERVICES - 6.4%
Accenture plc - Class A	14,553	1,965,674
Automatic Data Processing, Inc. (a)	8,962	979,726
Cognizant Technology Solutions Corp. - Class A	8,415	610,424
DXC Technology Co.	2,990	256,781
Fidelity National Information Services, Inc.	8,241	769,627
Fiserv, Inc. (a)	6,387	823,668
International Business Machines Corp.	10,084	1,462,987
MasterCard, Inc. - Class A	20,125	2,841,650
Paychex, Inc.	12,166	729,473
PayPal Holdings, Inc. (a)	22,112	1,415,831
Visa, Inc. - Class A	38,164	4,016,379
		15,872,220
LEISURE PRODUCTS - 0.2%
Hasbro, Inc.	4,868	475,458

LIFE SCIENCES TOOLS & SERVICES - 0.8%
Agilent Technologies, Inc.	5,785	371,397
Illumina, Inc. (a)	1,783	355,174
Thermo Fisher Scientific, Inc.	6,351	1,201,609
		1,928,180
MACHINERY - 1.7%
Deere & Co.	4,488	563,648
Dover Corp.	2,780	254,064
Illinois Tool Works, Inc.	9,594	1,419,528
Ingersoll-Rand plc	6,896	614,916
PACCAR, Inc.	4,404	318,585
Parker-Hannifin Corp.	4,481	784,265

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
MACHINERY - 1.7% (Continued)
Xylem, Inc.	6,063	$379,726
		4,334,732
MEDIA - 4.5%
CBS Corp. - Class B	10,907	632,606
Charter Communications, Inc. - Class A (a)	4,569	1,660,466
Comcast Corp. - Class A	99,802	3,840,381
Discovery Communications, Inc. (a)	13,725	278,069
Omnicom Group, Inc.	6,116	453,012
Time Warner, Inc.	16,206	1,660,305
Twenty-First Century Fox, Inc. - Class B	22,965	592,267
Walt Disney Co. (The)	19,939	1,965,387
		11,082,493
METALS & MINING - 0.3%
Newmont Mining Corp.	12,767	478,890
Nucor Corp.	4,570	256,103
		734,993
MULTI-LINE RETAIL - 0.3%
Dollar Tree, Inc. (a)	3,886	337,382
Target Corp. (a)	4,956	292,454
		629,836
MULTI-UTILITIES - 0.2%
CenterPoint Energy, Inc.	13,201	385,601

OIL, GAS & CONSUMABLE FUELS - 1.2%
Apache Corp. (a)	6,000	274,800
ConocoPhillips	4,907	245,595
EOG Resources, Inc.	6,985	675,729
EQT Corp.	3,520	229,645
Noble Energy, Inc.	775	21,979
Occidental Petroleum Corp.	8,735	560,874
ONEOK, Inc.	5,111	283,201
Pioneer Natural Resources Co.	3,656	539,406
Williams Cos., Inc. (The)	5,981	179,490
		3,010,719
PERSONAL PRODUCTS - 0.3%
Estee Lauder Cos., Inc. (The) - Class A	7,700	830,368

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund
COMMON STOCKS - 98.9% (Continued)	Shares	Value
PHARMACEUTICALS - 5.8%
Abbott Laboratories (a)	16,121	$860,217
AbbVie, Inc.	36,696	3,260,807
Bristol-Myers Squibb Co.	19,655	1,252,810
Eli Lilly & Co.	12,108	1,035,718
Johnson & Johnson	35,751	4,647,987
Merck & Co., Inc.	37,284	2,387,294
Zoetis, Inc.	14,643	933,638
		14,378,471
PROFESSIONAL SERVICES - 0.2%
Nielsen Holdings plc	10,461	433,608

RESIDENTIAL - 0.2%
Avalonbay Communities, Inc. (a)	2,316	413,221

ROAD & RAIL - 1.3%
CSX Corp.	19,635	1,065,395
J.B. Hunt Transport Services, Inc.	5,140	570,951
Union Pacific Corp.	13,604	1,577,656
		3,214,002
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
Advanced Micro Devices, Inc. (a)	17,610	224,527
Analog Devices, Inc. (a)	7,094	611,290
Applied Materials, Inc. (a)	24,367	1,269,277
Broadcom Ltd.	8,089	1,961,906
Intel Corp.	47,177	1,796,500
KLA-Tencor Corp.	4,512	478,272
Lam Research Corp.	3,913	724,062
Microchip Technology, Inc.	7,002	628,640
NVIDIA Corp.	12,509	2,236,234
QUALCOMM, Inc.	30,537	1,583,038
Skyworks Solutions, Inc.	3,110	316,909
Texas Instruments, Inc.	22,211	1,990,994
Xilinx, Inc.	4,619	327,164
		14,148,813
SOFTWARE - 8.3%
Activision Blizzard, Inc.	18,722	1,207,756
Adobe Systems, Inc. (a)	10,776	1,607,564

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
SOFTWARE - 8.3% (Continued)
Autodesk, Inc. (a)	4,626	$519,315
Citrix Systems, Inc. (a)	3,452	265,183
Electronic Arts, Inc. (a)	7,552	891,589
Intuit, Inc.	5,164	734,011
Microsoft Corp.	154,029	11,473,620
Oracle Corp.	35,196	1,701,727
Red Hat, Inc. (a)	3,789	420,048
salesforce.com, Inc. (a)	13,105	1,224,269
Symantec Corp.	13,164	431,911
		20,476,993
SPECIALTY RETAIL - 3.2%
Advance Auto Parts, Inc.	1,310	129,952
Autozone, Inc. (a)	659	392,178
Home Depot, Inc. (The)	26,011	4,254,359
Lowe's Cos., Inc.	15,097	1,206,854
O'Reilly Automotive, Inc. (a)	2,290	493,197
Ross Stores, Inc.	6,132	395,943
TJX Cos., Inc. (The)	10,035	739,881
Ulta Beauty, Inc. (a)	1,400	316,484
		7,928,848
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.5%
Apple, Inc. (a)	104,727	16,140,525

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc. - Class B	16,735	867,710
Under Armour, Inc. - Class A (a)	11,753	193,689
		1,061,399
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Fastenal Co.	12,862	586,250
W.W. Grainger, Inc.	3,478	625,170
		1,211,420
WATER UTILITIES - 0.2%
American Water Works Co., Inc. (a)	6,943	561,758

TOTAL COMMON STOCKS (COST $147,915,596)		$245,346,202

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/15/17	$175,000	$175,000
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/18	650,000	650,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/18	475,000	475,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	800,000	800,000
TOTAL CORPORATE NOTES (COST $2,100,000)				$2,100,000

TOTAL INVESTMENTS - (COST(c) $150,015,596 - Unrealized gain/loss $97,430,606) - 99.8%				$247,446,202

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				546,942

NET ASSETS - 100.0%				$247,993,144

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Small Cap Index Fund
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
AEROSPACE & DEFENSE - 0.3%
Axon Enterprise, Inc. (a)	3,650	$82,745
Engility Holdings, Inc. (a)	2,850	98,838
		181,583
AIR FREIGHT & LOGISTICS - 0.6%
Echo Global Logistics, Inc. (a)	4,470	84,260
Forward Air Corp.	2,040	116,749
Hub Group, Inc. - Class A (a)	2,260	97,067
		298,076
AUTO COMPONENTS - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	5,900	103,722
Cooper-Standard Holdings, Inc. (a)	1,190	138,004
Dorman Products, Inc. (a)	2,250	161,145
Fox Factory Holding Corp. (a)	3,770	162,487
Gentherm, Inc. (a)	2,520	93,618
Standard Motor Products, Inc.	1,500	72,375
		731,351
AUTOMOBILES - 0.7%
LCI Industries	1,700	196,945
Winnebago Industries, Inc.	3,730	166,918
		363,863
BANKS - 7.8%
Ameris Bancorp	2,470	118,560
Banc of California, Inc.	4,200	87,150
Banner Corp.	1,960	120,109
Boston Private Financial Holdings, Inc.	14,160	234,348
Central Pacific Financial Corporation	2,270	73,048
City Holding Co.	1,460	104,989
Columbia Banking System, Inc.	3,710	156,228
Community Bank System, Inc.	2,710	149,727
Customers Bancorp, Inc. (a)	2,090	68,176
CVB Financial Corp.	6,370	153,963
Fidelity Southern Corp.	2,160	51,062
First BanCorp. (a)	18,890	96,717
First Commonwealth Financial Corp.	5,600	79,128
First Financial Bancorp	4,940	129,181
First Financial Bankshares, Inc.	4,410	199,332
First Midwest Bancorp, Inc.	5,580	130,684

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
BANKS - 7.8% (Continued)
Glacier Bancorp, Inc.	5,010	$189,178
Great Western Bancorp, Inc.	3,870	159,754
Hanmi Financial Corp.	2,240	69,328
Hope Bancorp, Inc.	8,360	148,056
Independent Bank Corp. (Massachusetts)	1,730	129,144
LegacyTexas Financial Group, Inc.	3,040	121,357
NBT Bancorp, Inc.	2,980	109,426
OFG Bancorp	11,240	102,846
Old National Bancorp	9,310	170,373
Opus Bank (a)	1,980	47,520
S&T Bancorp, Inc.	2,180	86,284
ServisFirst Bancshares, Inc.	6,230	242,035
Simmons First National Corp. - Class A	1,970	114,063
Southside Bancshares, Inc.	2,307	83,882
Tompkins Financial Corp.	920	79,249
United Community Banks, Inc.	4,800	136,992
Westamerica Bancorp.	1,670	99,432
		4,041,321
BEVERAGES - 0.4%
Coca-Cola Bottling Co. Consolidated	1,030	222,222

BIOTECHNOLOGY - 2.0%
Acorda Therapeutics, Inc. (a)	3,480	82,302
AMAG Pharmaceuticals, Inc. (a)	2,360	43,542
Cytokinetics, Inc. (a)	3,340	48,430
Eagle Pharmaceuticals, Inc. (a)	1,210	72,164
Emergent BioSolutions, Inc. (a)	3,960	160,182
Enanta Pharmaceuticals, Inc. (a)	1,630	76,284
Ligand Pharmaceuticals, Inc. (a)	1,270	172,911
MiMedx Group, Inc. (a)	6,580	78,170
Momenta Pharmaceuticals, Inc. (a)	4,620	85,470
Progenics Pharmaceuticals, Inc. (a)	2,120	15,603
Repligen Corp. (a)	2,250	86,220
Spectrum Pharmaceuticals, Inc. (a)	7,480	105,244
		1,026,522
BUILDING PRODUCTS - 2.9%
AAON, Inc. (a)	4,090	141,003
American Woodmark Corp. (a)	1,025	98,656

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
BUILDING PRODUCTS - 2.9% (Continued)
Apogee Enterprises, Inc. (a)	1,960	$94,590
Gibraltar Industries, Inc. (a)	3,370	104,975
Insteel Industries, Inc.	2,100	54,831
Patrick Industries, Inc. (a)	1,000	84,050
PGT Innovations, Inc. (a)	4,110	61,444
Quanex Building Products Corp.	5,670	130,126
Simpson Manufacturing Co., Inc.	3,990	195,670
TopBuild Corp. (a)	2,710	176,611
Trex Co., Inc. (a)	2,350	211,664
Universal Forest Products, Inc.	1,560	153,130
		1,506,750
CAPITAL MARKETS - 2.6%
Donnelley Financial Solutions, Inc. (a)	4,680	100,901
Evercore Partners, Inc. - Class A	2,760	221,490
Financial Engines, Inc.	4,720	164,020
Greenhill & Co., Inc.	3,210	53,286
HFF, Inc. - Class A	2,570	101,669
Interactive Brokers Group, Inc. - Class A	4,980	224,299
INTL FCStone, Inc. (a)	1,800	68,976
Investment Technology Group, Inc.	2,350	52,029
Piper Jaffray Cos.	1,130	67,065
Virtus Investment Partners, Inc.	490	56,865
Waddell & Reed Financial, Inc. - Class A	5,350	107,375
WisdomTree Investments, Inc.	10,100	102,818
		1,320,793
CHEMICALS - 0.9%
H.B. Fuller Co.	4,510	261,851
Quaker Chemical Corp.	1,460	216,007
		477,858
COMMERCIAL SERVICES & SUPPLIES - 3.3%
ABM Industries, Inc. (a)	4,080	170,177
Brady Corp. - Class A	4,820	182,919
Essendant, Inc.	3,100	40,827
Healthcare Services Group, Inc.	4,950	267,151
Interface, Inc.	4,680	102,492
LSC Communications, Inc.	1,990	32,855
Mobile Mini, Inc.	3,110	107,140
Multi-Color Corp.	1,020	83,589

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 3.3% (Continued)
R.R. Donnelley & Sons Co.	6,330	$65,199
Team, Inc. (a)	2,640	35,244
Tetra Tech, Inc.	4,740	220,647
UniFirst Corp.	1,150	174,225
US Ecology, Inc.	1,490	80,162
Viad Corp.	1,980	120,582
		1,683,209
COMMUNICATIONS EQUIPMENT - 1.8%
ADTRAN, Inc.	3,230	77,520
Applied Optoelectronics, Inc. (a)	1,580	102,179
CalAmp Corp. (a)	3,190	74,167
Harmonic, Inc. (a)	9,220	28,121
Lumentum Holdings, Inc. (a)	4,670	253,814
NETGEAR, Inc. (a)	2,450	116,620
Oclaro, Inc. (a)	12,690	109,515
Viavi Solutions, Inc. (a)	15,670	148,238
		910,174
CONSTRUCTION & ENGINEERING - 0.4%
Aegion Corp. (a)	2,880	67,047
Comfort Systems USA, Inc.	2,340	83,538
MYR Group, Inc. (a)	1,530	44,584
		195,169
CONSTRUCTION MATERIALS - 0.2%
U.S. Concrete, Inc. (a)	1,100	83,930

CONSUMER FINANCE - 0.8%
Encore Capital Group, Inc. (a)	2,750	121,825
Green Dot Corp. - Class A (a)	3,100	153,698
PRA Group, Inc. (a)	3,460	99,129
World Acceptance Corp. (a)	710	58,852
		433,504
CONTAINERS & PACKAGING - 0.7%
Ingevity Corp. (a)	3,870	241,759
Myers Industries, Inc.	4,580	95,951
		337,710
DIVERSIFIED CONSUMER SERVICES - 0.7%
Capella Education Co.	880	61,732
Career Education Corp. (a)	4,710	48,937

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.7% (Continued)
Matthews International Corp. - Class A	2,810	$174,923
Strayer Education, Inc.	760	66,325
		351,917
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
8x8, Inc. (a)	6,310	85,185
ATN International, Inc.	1,320	69,564
Cincinnati Bell, Inc. (a)	3,160	62,726
Cogent Communications Holdings, Inc.	3,200	156,480
Consolidated Communications Holdings, Inc.	3,970	75,748
General Communication, Inc. - Class A (a)	1,440	58,738
Iridium Communications, Inc. (a)	10,490	108,047
Lumos Networks Corp. (a)	2,560	45,875
Vonage Holdings Corp. (a)	7,960	64,794
		727,157
ELECTRIC UTILITIES - 0.5%
Allete, Inc. (a)	3,670	283,654

ELECTRICAL EQUIPMENT - 0.8%
AZZ, Inc. (a)	1,800	87,660
Encore Wire Corp.	1,700	76,117
Franklin Electric Co., Inc.	4,130	185,230
General Cable Corp.	4,630	87,276
		436,283
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.8%
Anixter International, Inc. (a)	2,180	185,300
Badger Meter, Inc. (a)	2,110	103,390
Benchmark Electronics, Inc. (a)	3,960	135,234
Control4 Corp. (a)	5,090	149,951
CTS Corp.	2,780	66,998
Daktronics, Inc.	9,940	105,066
Fabrinet (a)	2,610	96,727
FARO Technologies, Inc. (a)	1,290	49,342
II-VI, Inc. (a)	3,780	155,547
Insight Enterprises, Inc. (a)	2,820	129,494
Itron, Inc. (a)	3,150	243,968
Methode Electronics, Inc.	2,500	105,875
MTS Systems Corp.	1,320	70,554

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.8% (Continued)
OSI Systems, Inc. (a)	1,360	$124,263
Plexus Corp. (a)	2,470	138,518
Rogers Corp. (a)	1,610	214,581
Sanmina Corp. (a)	5,140	190,951
ScanSource, Inc. (a)	2,400	104,760
TTM Technologies, Inc. (a)	7,390	113,584
		2,484,103
ENERGY EQUIPMENT & SERVICES - 2.2%
Archrock, Inc.	4,940	61,997
Atwood Oceanics, Inc. (a)	10,930	102,633
Era Group, Inc. (a)	4,530	50,691
Exterran Corp. (a)	2,910	91,985
Geospace Technologies Corp. (a)	2,810	50,074
Helix Energy Solutions Group, Inc. (a)	18,730	138,415
Matrix Service Co. (a)	8,110	123,272
McDermott International, Inc. (a)	16,190	117,701
Newpark Resources, Inc. (a)	16,660	166,600
Pioneer Energy Services Corp. (a)	36,020	91,851
SEACOR Holdings, Inc. (a)	1,250	57,637
TETRA Technologies, Inc. (a)	25,210	72,101
		1,124,957
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.4%
CareTrust REIT, Inc.	5,220	99,389
CBL & Associates Properties, Inc.	9,280	77,859
Chesapeake Lodging Trust	3,710	100,059
DiamondRock Hospitality Co.	14,040	153,738
EastGroup Properties, Inc.	2,290	201,795
Franklin Street Properties Corp.	7,520	79,862
Government Properties Income Trust	6,310	118,439
Hersha Hospitality Trust	2,630	49,102
Independence Realty Trust, Inc.	16,080	163,533
Kite Realty Group Trust	5,340	108,135
Lexington Realty Trust	19,510	199,392
LTC Properties, Inc.	2,270	106,645
National Storage Affiliates Trust	4,190	101,566
Parkway, Inc.	2,790	64,254
Pennsylvania Real Estate Investment Trust	8,260	86,647

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.4% (Continued)
PS Business Parks, Inc.	1,590	$212,265
Retail Opportunity Investments Corp.	7,190	136,682
Saul Centers, Inc.	1,440	89,150
Summit Hotel Properties, Inc.	9,270	148,227
		2,296,739
FOOD & STAPLES RETAILING - 0.4%
Andersons, Inc. (The) (a)	1,860	63,705
SpartanNash Co.	2,920	77,001
Supervalu, Inc. (a)	2,687	58,442
		199,148
FOOD PRODUCTS - 1.5%
B&G Foods, Inc.	4,680	149,058
Calavo Growers, Inc.	1,050	76,860
Cal-Maine Foods, Inc.	3,150	129,465
Darling Ingredients, Inc. (a)	11,730	205,510
J & J Snack Foods Corp.	1,600	210,080
		770,973
GAS UTILITIES - 1.2%
Northwest Natural Gas Co.	2,480	159,712
South Jersey Industries, Inc.	6,330	218,575
Spire, Inc.	3,590	267,993
		646,280
HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
Abaxis, Inc. (a)	1,520	67,868
Analogic Corp. (a)	950	79,562
AngioDynamics, Inc. (a)	3,020	51,612
Anika Therapeutics, Inc. (a)	950	55,100
CONMED Corp.	1,820	95,495
Haemonetics Corp. (a)	3,650	163,775
ICU Medical, Inc. (a)	1,950	362,408
Inogen, Inc. (a)	1,750	166,425
Integer Holdings Corp. (a)	2,180	111,507
Integra LifeSciences Holdings Corp. (a)	5,310	268,049
Invacare Corp.	3,570	56,228
LeMaitre Vascular, Inc.	1,550	58,001
Meridian Bioscience, Inc.	3,290	47,047
Merit Medical Systems, Inc. (a)	3,140	132,979

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 4.2% (Continued)
Natus Medical, Inc. (a)	1,410	$52,875
Neogen Corp. (a)	2,365	183,193
OraSure Technologies, Inc. (a)	3,190	71,775
Varex Imaging Corp. (a)	4,550	153,972
		2,177,871
HEALTH CARE PROVIDERS & SERVICES - 3.5%
Amedysis, Inc. (a)	2,810	157,248
AMN Healthcare Services, Inc. (a)	3,380	154,466
Community Health Systems, Inc. (a)	10,040	77,107
CorVel Corp. (a)	1,030	56,032
Cross Country Healthcare, Inc. (a)	3,090	43,971
Ensign Group, Inc. (The)	3,400	76,806
HealthEquity, Inc. (a)	4,070	205,861
HMS Holdings Corp. (a)	5,890	116,975
Kindred Healthcare, Inc.	7,520	51,136
Landauer, Inc.	1,840	123,832
LHC Group, Inc. (a)	1,070	75,884
Magellan Health, Inc. (a)	1,600	138,080
PharMerica Corp. (a)	2,260	66,218
Providence Service Corp. (The) (a)	1,220	65,978
Select Medical Holdings Corp. (a)	11,670	224,064
Tivity Health, Inc. (a)	2,400	97,920
U.S. Physical Therapy, Inc.	850	52,232
		1,783,810
HEALTH CARE SERVICES - 0.3%
Diplomat Pharmacy, Inc. (a)	7,240	149,940

HEALTH CARE TECHNOLOGY - 0.5%
HealthStream, Inc. (a)	2,180	50,946
Omnicell, Inc. (a)	2,840	144,982
Quality Systems, Inc. (a)	4,120	64,808
		260,736
HOTELS, RESTAURANTS & LEISURE - 2.6%
Belmond Ltd. - Class A (a)	6,450	88,043
Biglari Holdings, Inc. (a)	220	73,324
Bob Evans Farms, Inc. (a)	1,500	116,265
Chuy's Holdings, Inc. (a)	1,450	30,522
Dave & Buster's Entertainment, Inc. (a)	3,440	180,531

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 2.6% (Continued)
DineEquity, Inc.	2,520	$108,310
Fiesta Restaurant Group, Inc. (a)	3,740	71,060
Marcus Corp. (The)	1,880	52,076
Marriott Vacations Worldwide Corp.	1,800	224,154
Red Robin Gourmet Burgers, Inc. (a)	1,120	75,040
Shake Shack, Inc. - Class A (a)	1,400	46,522
Sonic Corp.	5,480	139,466
Wingstop, Inc.	4,060	134,995
		1,340,308
HOUSEHOLD DURABLES - 2.1%
Cavco Industries, Inc. (a)	790	116,564
Ethan Allen Interiors, Inc.	2,030	65,772
Installed Building Products, Inc. (a)	2,400	155,520
iRobot Corp. (a)	1,930	148,726
La-Z-Boy, Inc.	3,670	98,723
LGI Homes, Inc. (a)	1,640	79,655
M/I Homes, Inc. (a)	1,900	50,787
MDC Holdings, Inc.	3,150	104,612
Meritage Homes Corp. (a)	2,680	118,992
Universal Electronics, Inc. (a)	1,130	71,642
William Lyon Homes - Class A (a)	2,360	54,256
		1,065,249
HOUSEHOLD PRODUCTS - 0.8%
Central Garden & Pet Co. - Class A (a)	3,330	123,843
WD-40 Co.	2,440	273,036
		396,879
INDUSTRIAL CONGLOMERATES - 0.3%
Raven Industries, Inc.	4,490	145,476

INSURANCE - 2.9%
American Equity Investment Life Holding Co. (a)	6,800	197,744
AMERISAFE, Inc.	1,540	89,628
Employers Holdings, Inc.	2,590	117,715
HCI Group, Inc. (a)	980	37,485
Horace Mann Educators Corp.	3,080	121,198
Maiden Holdings Ltd.	5,990	47,621
Navigators Group, Inc. (The)	2,540	148,209
ProAssurance Corp.	3,540	193,461

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
INSURANCE - 2.9% (Continued)
RLI Corp.	2,580	$147,989
Selective Insurance Group, Inc.	3,910	210,553
Stewart Information Services Corp.	1,710	64,570
United Fire Group, Inc.	1,370	62,773
Universal Insurance Holdings, Inc.	2,220	51,060
		1,490,006
INTERNET & DIRECT MARKETING RETAIL - 0.6%
Nutrisystem, Inc.	2,150	120,185
PetMed Express, Inc.	1,670	55,361
Shutterfly, Inc. (a)	2,500	121,200
		296,746
INTERNET SOFTWARE & SERVICES - 1.2%
Blucora, Inc. (a)	3,190	80,707
LivePerson, Inc. (a)	4,880	66,124
NIC, Inc.	4,840	83,006
Shutterstock, Inc. (a)	2,450	81,560
SPS Commerce, Inc. (a)	1,280	72,589
Stamps.com, Inc. (a)	1,120	226,968
		610,954
IT SERVICES - 1.3%
Cardtronics plc - Class A (a)	3,300	75,933
CSG Systems International, Inc.	2,660	106,666
ExlService Holdings, Inc. (a)	2,360	137,635
Perficient, Inc. (a)	3,200	62,944
Sykes Enterprises, Inc. (a)	3,400	99,144
TeleTech Holdings, Inc.	1,960	81,830
Virtusa Corp. (a)	2,370	89,539
		653,691
LEISURE PRODUCTS - 0.3%
Callaway Golf Co.	8,680	125,252
Nautilus, Inc. (a)	2,630	44,447
		169,699
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Cambrex Corp. (a)	2,535	139,425
Luminex Corp. (a)	4,580	93,111
		232,536
MACHINERY - 5.8%
Actuant Corp. - Class A	4,520	115,712

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
MACHINERY - 5.8% (Continued)
Alamo Group, Inc. (a)	690	$74,085
Albany International Corp. - Class A (a)	2,090	119,966
Astec Industries, Inc. (a)	1,530	85,695
Barnes Group, Inc. (a)	3,690	259,924
Briggs & Stratton Corp.	3,210	75,435
Chart Industries, Inc. (a)	2,270	89,052
CIRCOR International, Inc.	1,270	69,126
EnPro Industries, Inc.	1,980	159,449
ESCO Technologies, Inc.	1,900	113,905
Federal Signal Corp.	4,870	103,634
Greenbrier Cos., Inc. (The)	2,030	97,744
Harsco Corp. (a)	6,320	132,088
Hillenbrand, Inc.	5,160	200,466
John Bean Technologies Corp.	2,085	210,793
Lindsay Corp.	840	77,196
Lydall, Inc. (a)	1,350	77,355
Mueller Industries, Inc.	4,570	159,722
Proto Labs, Inc. (a)	1,720	138,116
SPX Corp. (a)	3,480	102,103
SPX FLOW, Inc. (a)	2,860	110,282
Standex International Corp.	980	104,076
Tennant Co.	1,310	86,722
Wabash National Corp.	4,440	101,321
Watts Water Technologies, Inc. - Class A	2,220	153,624
		3,017,591
MARINE - 0.2%
Matson, Inc.	3,030	85,385

MEDIA - 0.7%
Gannett Co., Inc.	8,110	72,990
New Media Investment Group, Inc.	4,350	64,336
Scholastic Corp.	2,210	82,212
Time, Inc.	4,370	58,995
World Wrestling Entertainment, Inc. - Class A	2,990	70,415
		348,948
METALS & MINING - 0.5%
Materion Corp.	2,680	115,642
Olympic Steel, Inc.	4,480	98,560

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
METALS & MINING - 0.5% (Continued)
SunCoke Energy, Inc. (a)	6,660	$60,872
		275,074
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
Capstead Mortgage Corp.	12,570	121,301
Four Corners Property Trust, Inc.	4,110	102,421
		223,722
MULTI-LINE RETAIL - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	4,875	226,200

MULTI-UTILITIES - 0.5%
Avista Corp.	5,040	260,921

OIL, GAS & CONSUMABLE FUELS - 0.9%
Cloud Peak Energy, Inc. (a)	22,230	81,362
Contango Oil & Gas Co. (a)	13,220	66,497
Green Plains, Inc.	3,100	62,465
REX American Resources Corp. (a)	570	53,483
U.S. Silica Holdings, Inc. (a)	6,050	187,973
		451,780
PAPER & FOREST PRODUCTS - 1.5%
Boise Cascade Co. (a)	3,890	135,761
Clearwater Paper Corp. (a)	1,730	85,202
Deltic Timber Corp.	1,350	119,381
KapStone Paper and Packaging Corp.	7,190	154,513
Neenah Paper, Inc.	2,500	213,875
P.H. Glatfelter Co.	4,550	88,498
		797,230
PERSONAL PRODUCTS - 0.4%
Medifast, Inc.	3,070	182,266

PHARMACEUTICALS - 2.1%
Amphastar Pharmaceuticals, Inc. (a)	3,400	60,758
Depomed, Inc. (a)	4,530	26,229
Heska Corp. (a)	480	42,283
Impax Laboratories, Inc. (a)	5,670	115,101
Innoviva, Inc. (a)	9,270	130,893
Lannett Co., Inc. (a)	2,180	40,221

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
PHARMACEUTICALS - 2.1% (Continued)
Medicines Co. (The) (a)	4,760	$176,310
Nektar Therapeutics (a)	10,150	243,600
Phibro Animal Health Corp. - Class A	1,640	60,762
Sucampo Pharmaceuticals, Inc. - Class A (a)	4,560	53,808
Supernus Pharmaceuticals, Inc. (a)	3,420	136,800
		1,086,765
PROFESSIONAL SERVICES - 1.9%
Exponent, Inc.	2,020	149,278
Insperity, Inc.	1,390	122,320
Kelly Services, Inc. - Class A	2,590	64,983
Korn/Ferry International	4,520	178,224
Navigant Consulting, Inc. (a)	4,350	73,602
On Assignment, Inc. (a)	3,380	181,438
TrueBlue, Inc. (a)	3,620	81,269
WageWorks, Inc. (a)	2,490	151,143
		1,002,257
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.7%
Agree Realty Corp. (a)	1,980	97,178
American Assets Trust, Inc. (a)	3,790	150,728
Universal Health Realty Income Trust (a)	1,650	124,559
		372,465
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
RE/MAX Holdings, Inc. - Class A	1,260	80,073

RETAIL - 0.3%
Acadia Realty Trust (a)	5,320	152,258

ROAD & RAIL - 0.9%
ArcBest Corp.	1,760	58,872
Heartland Express, Inc.	5,750	144,210
Marten Transport Ltd.	3,300	67,816
Roadrunner Transportation Systems, Inc. (a)	6,890	65,662
Saia, Inc. (a)	1,850	115,903
		452,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Advanced Energy Industries, Inc. (a)	2,880	232,589
Brooks Automation, Inc.	5,540	168,194

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9% (Continued)
Cabot Microelectronics Corp.	1,630	$130,286
CEVA, Inc. (a)	1,740	74,472
Diodes, Inc. (a)	2,910	87,096
Kulicke & Soffa Industries, Inc. (a)	5,390	116,262
MaxLinear, Inc. (a)	3,800	90,250
MKS Instruments, Inc.	4,100	387,245
Nanometrics, Inc. (a)	2,070	59,616
Power Integrations, Inc.	1,970	144,204
Rambus, Inc. (a)	7,285	97,255
Rudolph Technologies, Inc. (a)	2,700	71,010
Semtech Corp. (a)	4,710	176,861
Veeco Instruments, Inc. (a)	3,481	74,493
Xperi Corp.	3,380	85,514
		1,995,347
SOFTWARE - 2.2%
Barracuda Networks, Inc. (a)	3,940	95,466
Bottomline Technologies (de), Inc. (a)	3,210	102,174
Ebix, Inc.	1,900	123,975
ePlus, Inc. (a)	1,060	97,997
Gigamon, Inc. (a)	2,270	95,680
MicroStrategy, Inc. - Class A (a)	680	86,843
Monotype Imaging Holdings, Inc.	3,610	69,493
Progress Software Corp.	3,880	148,100
Qualys, Inc. (a)	2,220	114,996
Synchronoss Technologies, Inc. (a)	3,140	29,296
TiVo Corp.	8,170	162,175
		1,126,195
SPECIALTY RETAIL - 4.4%
Abercrombie & Fitch Co. - Class A (a)	5,900	85,196
Asbury Automotive Group, Inc. (a)	1,760	107,536
Ascena Retail Group, Inc. (a)	13,890	34,030
Barnes & Noble Education, Inc. (a)	3,970	25,845
Barnes & Noble, Inc. (a)	6,220	47,272
Caleres, Inc.	3,100	94,612
Children's Place, Inc. (The)	1,390	164,228
DSW, Inc. - Class A	2,890	62,077
Express, Inc. (a)	6,430	43,467

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
SPECIALTY RETAIL - 4.4% (Continued)
Finish Line, Inc. (The) - Class A	8,500	$102,255
Five Below, Inc. (a)	3,920	215,130
Francesca's Holdings Corp. (a)	5,970	43,939
Genesco, Inc. (a)	1,570	41,762
Group 1 Automotive, Inc.	1,380	99,995
Guess?, Inc.	9,260	157,698
Hibbett Sports, Inc. (a)	3,770	53,722
Lithia Motors, Inc. - Class A	1,650	198,512
Lumber Liquidators Holdings, Inc. (a)	2,930	114,211
MarineMax, Inc. (a)	2,510	41,541
Monro Muffler Brake, Inc.	2,320	130,036
RH (a)	2,000	140,640
Select Comfort Corp. (a)	3,400	105,570
Tailored Brands, Inc.	5,280	76,243
Tile Shop Holdings, Inc.	4,970	63,119
Vitamin Shoppe, Inc. (a)	5,080	27,178
		2,275,814
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Cray, Inc. (a)	3,130	60,879
Electronics For Imaging, Inc. (a)	3,390	144,685
Super Micro Computer, Inc. (a)	4,440	98,124
		303,688
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
Crocs, Inc. (a)	6,870	66,639
G-III Apparel Group Ltd. (a)	5,110	148,292
Iconix Brand Group, Inc. (a)	5,250	29,872
Movado Group, Inc.	1,630	45,640
Oxford Industries, Inc.	1,855	117,867
Steven Madden Ltd. (a)	5,170	223,861
Wolverine World Wide, Inc.	7,210	208,009
		840,180
THRIFTS & MORTGAGE FINANCE - 1.8%
BofI Holding, Inc. (a)	3,910	111,318
Dime Community Bancshares, Inc.	2,440	52,460
HomeStreet, Inc. (a)	2,050	55,350
LendingTree, Inc. (a)	950	232,227
Northwest Bancshares, Inc.	7,750	133,843

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
THRIFTS & MORTGAGE FINANCE - 1.8% (Continued)
Provident Financial Services, Inc.	4,170	$111,214
TrustCo Bank Corp.	11,340	100,926
Walker & Dunlop, Inc. (a)	2,200	115,126
		912,464
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Aceto Corp. (a)	6,755	75,859
Applied Industrial Technologies, Inc.	2,920	192,136
DXP Enterprises, Inc. (a)	1,340	42,196
Veritiv Corp. (a)	1,190	38,675
		348,866
WATER UTILITIES - 0.5%
American States Water Co. (a)	2,420	119,185
California Water Service Group	4,300	164,045
		283,230

TOTAL COMMON STOCKS (COST $47,948,908)		$51,010,329

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/18	$270,000	$270,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/18	175,000	175,000
TOTAL CORPORATE NOTES (COST $445,000)				$445,000

TOTAL INVESTMENTS - (COST(c) $48,393,908 - Unrealized gain/loss $3,061,421) - 99.7%				$51,455,329

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				170,682

NET ASSETS - 100.0%				$51,626,011

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc - Public Liability Company
REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
September 30, 2017 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 69.1%
Praxis Impact Bond Fund - Class I	1,490,340	$15,454,825

EQUITY FUND - 30.9%
Praxis Growth Index Fund - Class I	94,143	2,116,329
Praxis International Index Fund - Class I	182,468	2,092,908
Praxis Small Cap Index Fund - Class I (a)	52,470	582,416
Praxis Value Index Fund - Class I	154,692	2,127,023
		6,918,676

TOTAL INVESTMENTS - (COST(b) $19,874,769 - Unrealized gain/loss $2,498,732) - 100.0%		$22,373,501

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (c)		2,724

NET ASSETS - 100.0%		$22,376,225

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
September 30, 2017 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 38.9%
Praxis Impact Bond Fund - Class I	2,637,514	$27,351,023

EQUITY FUND - 61.1%
Praxis Growth Index Fund - Class I	503,755	11,324,409
Praxis International Index Fund - Class I	1,132,823	12,993,485
Praxis Small Index Cap Fund - Class I (a)	650,121	7,216,339
Praxis Value Index Fund - Class I	828,216	11,387,970
		42,922,203

TOTAL INVESTMENTS - (COST(b) $55,840,759 - Unrealized gain/loss $14,432,467) - 100.0%		$70,273,226

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (c)		(17,015)

NET ASSETS - 100.0%		$70,256,211

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
September 30, 2017 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 19.3%
Praxis Impact Bond Fund - Class I	1,148,345	$11,908,341

EQUITY FUND - 80.7%
Praxis Growth Index Fund - Class I	561,988	12,633,496
Praxis International Index Fund - Class I	1,315,462	15,088,352
Praxis Small Index Cap Fund - Class I (a)	848,949	9,423,336
Praxis Value Index Fund - Class I	923,842	12,702,833
		49,848,017

TOTAL INVESTMENTS - (COST(b) $45,730,668 - Unrealized gain/loss $16,025,690) - 100.0%		$61,756,358

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (c)		(17,500)

NET ASSETS - 100.0%		$61,738,858

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Praxis Mutual Funds
Notes to schedule of portfolio investments
September 30, 2017 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of September 30, 2017, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a "Fund," collectively the "Funds"), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a "Portfolio," collectively the "Portfolios"). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, the International Index Fund, the Value Index Fund, the Growth Index Fund, the Small Cap Fund, the Conservative Portfolio, the Balanced Portfolio, and the Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2017, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios ("Pricing Committee") under general supervision of the Board of Trustees (the "Board"). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios' investments in the underlying Funds are valued at the Funds' closing net asset value per share.

Praxis Mutual Funds
Notes to schedule of portfolio investments

In certain circumstances, the Praxis Mutual Funds Valuation Procedures ("Valuation Procedures") contemplate the Board's delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds' and Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of September 30, 2017, for each Fund's and Portfolio's investments are as follows:

Praxis Impact Bond Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$15,561,921	$-	$15,561,921
Commercial Mortgage Backed Securities	-	3,089,274	-	3,089,274
Municipal Bonds	-	11,824,163	-	11,824,163
Corporate Bonds	-	179,149,979	-	179,149,979
Corporate Notes	-	4,850,000	-	4,850,000
Foreign Governments	-	45,007,447	-	45,007,447
U.S. Government Agencies	-	231,264,633	-	231,264,633
Investment Companies	3,621,309	-	-	3,621,309
Total Investments	$3,621,309	$490,747,417	$-	$494,368,726

Praxis International Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$269,911,525	$-	$-	$269,911,525
Corporate Notes	-	2,350,000	-	2,350,000
Total Investments	$269,911,525	$2,350,000	$-	$272,261,525

Praxis Mutual Funds
Notes to schedule of portfolio investments

Praxis Value Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$182,451,649	$-	$-	$182,451,649
Rights	-	6,705	-	6,705
Corporate Notes	-	1,560,000	-	1,560,000
Total Investments	$182,451,649	$1,566,705	$-	$184,018,354

Praxis Growth Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$245,346,202	$-	$-	$245,346,202
Corporate Notes	-	2,100,000	-	2,100,000
Total Investments	$245,346,202	$2,100,000	$-	$247,446,202

Praxis Small Cap Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$51,010,329	$-	$-	$51,010,329
Corporate Notes	-	445,000	-	445,000
Total Investments	$51,010,329	$445,000	$-	$51,455,329

Praxis Genesis Conservative Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$22,373,501	$-	$-	$22,373,501
Total Investments	$22,373,501	$-	$-	$22,373,501

Praxis Genesis Balanced Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$70,273,226	$-	$-	$70,273,226
Total Investments	$70,273,226	$-	$-	$70,273,226

Praxis Genesis Growth Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$61,756,358	$-	$-	$61,756,358
Total Investments	$61,756,358	$-	$-	$61,756,358

Refer to each Fund's Schedule of Portfolio Investments for a listing of common stocks, if applicable, by industry type. As of September 30, 2017, the Funds and Portfolios did not have any transfers into or out of any Level. In addition, the Funds and Portfolios did not have any derivative instruments or assets and liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2017. It is the Funds' and Portfolios' policy to recognize transfers into or out of any Level at the end of the reporting period.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds' and Portfolios' valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Praxis Mutual Funds
Notes to schedule of portfolio investments

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2017:

	Praxis Impact	Praxis International	Praxis Value	Praxis Growth	Praxis Small
	Bond Fund	Index Fund	Index Fund	Index Fund	Cap Index Fund

Cost of portfolio investments	$485,745,605	$212,358,112	$144,683,314	$150,236,726	$48,410,288

Gross unrealized appreciation	$11,364,308	$71,069,921	$43,507,790	$100,398,895	$6,597,877
Gross unrealized depreciation	(2,741,187)	(11,166,508)	(4,172,750)	(3,189,419)	(3,552,836)

Net unrealized appreciation	$8,623,121	$59,903,413	$39,335,040	$97,209,476	$3,045,041

	Praxis Genesis	Praxis Genesis	Praxis Genesis
	Consevative	Balanced	Growth
	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$20,077,934	$56,380,711	$46,282,175

Gross unrealized appreciation	$2,496,224	$14,345,913	$15,917,193
Gross unrealized depreciation	(200,657)	(453,398)	(443,010)

Net unrealized appreciation	$2,295,567	$13,892,515	$15,474,183

The difference between the federal income tax cost of portfolio investments and the Schedule of Portfolio Investments cost for each Fund (excluding the Praxis Impact Bond Fund) is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Praxis Mutual Funds
Notes to schedule of portfolio investments

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2017 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds' and Portfolios' financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There have not been any changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Praxis Mutual Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Chad Horning
Chad Horning, President

Date:	November 21, 2017

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 21, 2017